UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

This report on Form N-CSR relates solely to the Registrant's Growth & Income Portfolio, Growth Opportunities Portfolio and Mid Cap Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 881.70	$ 2.71
HypotheticalA	$ 1,000.00	$ 1,021.98	$ 2.92
Service Class
Actual	$ 1,000.00	$ 881.50	$ 3.18
HypotheticalA	$ 1,000.00	$ 1,021.48	$ 3.42
Service Class 2
Actual	$ 1,000.00	$ 881.10	$ 3.88
HypotheticalA	$ 1,000.00	$ 1,020.74	$ 4.17
Investor Class
Actual	$ 1,000.00	$ 881.40	$ 3.13
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.58%
Service Class	.68%
Service Class 2.83%
Investor Class	.67%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	4.5
Microsoft Corp.	2.5	3.6
Cameron International Corp.	2.3	1.4
Cisco Systems, Inc.	2.2	2.4
AT&T, Inc.	2.1	1.9
Wal-Mart Stores, Inc.	1.8	0.2
American International Group, Inc.	1.7	3.9
Apple, Inc.	1.7	1.5
Schlumberger Ltd. (NY Shares)	1.7	1.5
United Technologies Corp.	1.6	1.8
	21.1
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.0	20.9
Energy	16.8	13.4
Financials	14.0	19.7
Industrials	12.8	12.8
Health Care	11.7	10.8
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 98.0%		Stocks 98.4%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.6%
* Foreign investments	11.6%	** Foreign investments	10.6%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.2%
General Motors Corp. (d)	158,500	$ 1,822,750
Hotels, Restaurants & Leisure - 0.4%
Buffalo Wild Wings, Inc. (a)(d)	49,894	1,238,868
Darden Restaurants, Inc.	48,100	1,536,314
Jamba, Inc. (a)(d)	384,350	711,048
Starbucks Corp. (a)	132,550	2,086,337
		5,572,567
Household Durables - 1.3%
D.R. Horton, Inc.	420,100	4,558,085
Ethan Allen Interiors, Inc.	37,630	925,698
Toll Brothers, Inc. (a)	243,900	4,568,247
Whirlpool Corp.	107,300	6,623,629
		16,675,659
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	197,000	2,842,710
Media - 1.8%
E.W. Scripps Co. Class A	153,100	6,359,774
News Corp. Class B	140,754	2,160,574
The Walt Disney Co.	121,800	3,800,160
Time Warner, Inc.	760,100	11,249,480
		23,569,988
Multiline Retail - 0.3%
Kohl's Corp. (a)	39,500	1,581,580
Target Corp.	42,600	1,980,474
		3,562,054
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	23,300	1,460,444
Best Buy Co., Inc.	65,981	2,612,848
Lowe's Companies, Inc.	539,400	11,192,550
PetSmart, Inc.	137,700	2,747,115
Staples, Inc.	246,402	5,852,048
Tiffany & Co., Inc. (d)	45,400	1,850,050
Williams-Sonoma, Inc. (d)	103,700	2,057,408
		27,772,463
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	44,700	2,806,266
TOTAL CONSUMER DISCRETIONARY		84,624,457
CONSUMER STAPLES - 8.5%
Beverages - 0.9%
Anheuser-Busch Companies, Inc.	33,900	2,105,868
Molson Coors Brewing Co. Class B	60,507	3,287,345
PepsiCo, Inc.	89,600	5,697,664
		11,090,877
Food & Staples Retailing - 3.5%
China Nepstar Chain Drugstore Ltd. ADR	106,900	925,754
CVS Caremark Corp.	383,200	15,163,224

	Shares	Value
Sysco Corp.	201,800	$ 5,551,518
Wal-Mart Stores, Inc.	425,300	23,901,860
		45,542,356
Food Products - 2.1%
Kraft Foods, Inc. Class A	216,800	6,167,960
McCormick & Co., Inc. (non-vtg.)	117,100	4,175,786
Nestle SA sponsored ADR	146,500	16,569,150
		26,912,896
Household Products - 0.8%
Colgate-Palmolive Co.	32,200	2,225,020
Procter & Gamble Co.	143,000	8,695,830
		10,920,850
Tobacco - 1.2%
Philip Morris International, Inc.	302,660	14,948,377
TOTAL CONSUMER STAPLES		109,415,356
ENERGY - 16.8%
Energy Equipment & Services - 7.4%
BJ Services Co.	121,200	3,871,128
Cameron International Corp. (a)(d)	528,055	29,227,844
Diamond Offshore Drilling, Inc.	36,300	5,050,782
Halliburton Co.	241,793	12,831,955
Helmerich & Payne, Inc.	84,834	6,109,745
Nabors Industries Ltd. (a)	123,800	6,094,674
Schlumberger Ltd. (NY Shares)	199,500	21,432,285
Smith International, Inc.	132,576	11,022,369
		95,640,782
Oil, Gas & Consumable Fuels - 9.4%
Chesapeake Energy Corp.	122,000	8,047,120
ConocoPhillips	87,400	8,249,686
Devon Energy Corp.	78,800	9,468,608
EOG Resources, Inc.	50,300	6,599,360
Exxon Mobil Corp.	514,964	45,383,775
Hess Corp.	87,500	11,041,625
Peabody Energy Corp.	85,000	7,484,250
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	68,500	3,969,575
Petroplus Holdings AG (a)	30,202	1,616,548
Plains Exploration & Production Co. (a)	90,310	6,589,921
Range Resources Corp.	54,600	3,578,484
Ultra Petroleum Corp. (a)	66,290	6,509,678
Valero Energy Corp.	62,800	2,586,104
		121,124,734
TOTAL ENERGY		216,765,516
FINANCIALS - 13.3%
Capital Markets - 5.4%
Ameriprise Financial, Inc.	108,541	4,414,362
Bank of New York Mellon Corp.	270,446	10,230,972
Charles Schwab Corp.	471,980	9,694,469
Franklin Resources, Inc.	56,250	5,155,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	15,700	$ 2,745,930
Janus Capital Group, Inc.	223,417	5,913,848
Lehman Brothers Holdings, Inc.	305,800	6,057,898
SEI Investments Co.	69,800	1,641,696
State Street Corp.	279,457	17,882,453
T. Rowe Price Group, Inc.	114,010	6,438,145
		70,175,086
Commercial Banks - 0.5%
PNC Financial Services Group, Inc.	64,600	3,688,660
Synovus Financial Corp.	213,000	1,859,490
U.S. Bancorp, Delaware	41,800	1,165,802
		6,713,952
Consumer Finance - 0.8%
American Express Co.	83,000	3,126,610
Capital One Financial Corp.	30,200	1,147,902
Discover Financial Services	57,500	757,275
SLM Corp. (a)	252,900	4,893,615
		9,925,402
Diversified Financial Services - 1.3%
Bank of America Corp.	443,085	10,576,439
CIT Group, Inc.	64,000	435,840
Citigroup, Inc.	308,400	5,168,784
		16,181,063
Insurance - 4.5%
ACE Ltd.	134,500	7,409,605
AFLAC, Inc.	64,500	4,050,600
American International Group, Inc.	850,061	22,492,614
Berkshire Hathaway, Inc. Class A (a)	73	8,814,750
Everest Re Group Ltd.	43,719	3,484,841
Fidelity National Financial, Inc. Class A	259,700	3,272,220
Hartford Financial Services Group, Inc.	33,800	2,182,466
MBIA, Inc.	51,800	227,402
National Financial Partners Corp. (d)	85,542	1,695,442
Prudential Financial, Inc.	73,600	4,396,864
		58,026,804
Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	484,800	7,519,248
Real Estate Management & Development - 0.0%
Xinyuan Real Estate Co. Ltd. ADR	27,600	167,532
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	100	1,951
Freddie Mac (d)	156,100	2,560,040
		2,561,991
TOTAL FINANCIALS		171,271,078

	Shares	Value
HEALTH CARE - 11.7%
Biotechnology - 2.5%
Amgen, Inc. (a)	67,600	$ 3,188,016
Biogen Idec, Inc. (a)	64,430	3,600,993
Celgene Corp. (a)	75,800	4,841,346
Cephalon, Inc. (a)	69,800	4,654,962
Genentech, Inc. (a)	51,300	3,893,670
Gilead Sciences, Inc. (a)	100,600	5,326,770
Myriad Genetics, Inc. (a)	42,900	1,952,808
PDL BioPharma, Inc.	270,834	2,876,257
Vertex Pharmaceuticals, Inc. (a)	71,800	2,403,146
		32,737,968
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	13,600	2,213,944
American Medical Systems Holdings, Inc. (a)	175,511	2,623,889
Baxter International, Inc.	161,800	10,345,492
Becton, Dickinson & Co.	56,387	4,584,263
C.R. Bard, Inc.	41,200	3,623,540
China Medical Technologies, Inc. sponsored ADR	29,000	1,432,600
Covidien Ltd.	209,300	10,023,377
Medtronic, Inc.	199,100	10,303,425
Mindray Medical International Ltd. sponsored ADR	63,200	2,358,624
St. Jude Medical, Inc. (a)	48,870	1,997,806
		49,506,960
Health Care Providers & Services - 1.6%
Henry Schein, Inc. (a)	194,705	10,040,937
Medco Health Solutions, Inc. (a)	153,600	7,249,920
Tenet Healthcare Corp. (a)	372,800	2,072,768
UnitedHealth Group, Inc.	27,452	720,615
		20,084,240
Pharmaceuticals - 3.8%
Abbott Laboratories	68,100	3,607,257
Allergan, Inc.	79,300	4,127,565
Bristol-Myers Squibb Co.	114,400	2,348,632
Johnson & Johnson	118,900	7,650,026
Merck & Co., Inc.	305,300	11,506,757
Schering-Plough Corp.	274,049	5,396,025
Shire PLC sponsored ADR	42,400	2,083,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	81,000	3,709,800
Wyeth	170,600	8,181,976
		48,611,150
TOTAL HEALTH CARE		150,940,318
INDUSTRIALS - 12.8%
Aerospace & Defense - 3.8%
General Dynamics Corp.	50,200	4,226,840
Honeywell International, Inc.	241,800	12,157,704
Lockheed Martin Corp.	84,500	8,336,770
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	27,400	$ 2,640,538
United Technologies Corp.	344,000	21,224,800
		48,586,652
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	68,000	3,729,120
FedEx Corp.	57,900	4,561,941
		8,291,061
Airlines - 0.1%
Delta Air Lines, Inc. (a)	182,575	1,040,678
UAL Corp.	149,900	782,478
		1,823,156
Commercial Services & Supplies - 0.2%
Manpower, Inc.	52,750	3,072,160
Electrical Equipment - 1.9%
Alstom SA	18,800	4,310,941
Evergreen Solar, Inc. (a)(d)	372,300	3,607,587
Gamesa Corporacion Tecnologica, SA	72,700	3,559,151
Q-Cells AG (a)(d)	39,470	3,998,350
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	122,600	4,592,596
Vestas Wind Systems AS (a)	31,100	4,049,126
		24,117,751
Industrial Conglomerates - 1.9%
General Electric Co.	395,500	10,555,895
McDermott International, Inc. (a)	149,200	9,233,988
Siemens AG sponsored ADR	45,300	4,988,889
		24,778,772
Machinery - 2.1%
Caterpillar, Inc.	110,200	8,134,964
Danaher Corp.	114,100	8,819,930
Eaton Corp.	98,900	8,403,533
Ingersoll-Rand Co. Ltd. Class A	55,600	2,081,108
		27,439,535
Road & Rail - 2.1%
Landstar System, Inc.	98,000	5,411,560
Norfolk Southern Corp.	78,500	4,919,595
Union Pacific Corp.	191,000	14,420,500
YRC Worldwide, Inc. (a)(d)	128,600	1,912,282
		26,663,937
TOTAL INDUSTRIALS		164,773,024
INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	1,201,900	27,956,194
Comverse Technology, Inc. (a)	194,065	3,289,402
Corning, Inc.	454,000	10,464,700
Harris Corp.	92,500	4,670,325
Infinera Corp.	30,300	267,246

	Shares	Value
Juniper Networks, Inc. (a)	149,500	$ 3,315,910
Nokia Corp. sponsored ADR	53,100	1,300,950
QUALCOMM, Inc.	263,700	11,700,369
Research In Motion Ltd. (a)	18,900	2,209,410
		65,174,506
Computers & Peripherals - 3.2%
Apple, Inc. (a)	129,973	21,762,679
EMC Corp. (a)	74,300	1,091,467
Hewlett-Packard Co.	392,500	17,352,425
SanDisk Corp. (a)	28,500	532,950
		40,739,521
Internet Software & Services - 2.2%
CMGI, Inc. (a)	14,030	148,718
DealerTrack Holdings, Inc. (a)	32,700	461,397
eBay, Inc. (a)	258,131	7,054,720
Google, Inc. Class A (sub. vtg.) (a)	34,602	18,215,185
Move, Inc. (a)	542,795	1,264,712
Yahoo!, Inc. (a)	46,400	958,624
		28,103,356
IT Services - 1.5%
Paychex, Inc. (d)	115,000	3,597,200
Satyam Computer Services Ltd. sponsored ADR	191,400	4,693,128
The Western Union Co.	270,800	6,694,176
Visa, Inc.	45,100	3,667,081
		18,651,585
Office Electronics - 0.2%
Canon, Inc.	57,700	2,970,720
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)(d)	182,600	1,064,558
Applied Materials, Inc.	906,200	17,299,358
ARM Holdings PLC sponsored ADR	215,400	1,096,386
Broadcom Corp. Class A (a)	158,600	4,328,194
FormFactor, Inc. (a)	58,088	1,070,562
Intel Corp.	98,800	2,122,224
Intersil Corp. Class A	50,612	1,230,884
KLA-Tencor Corp.	112,000	4,559,520
Lam Research Corp. (a)	152,300	5,505,645
Samsung Electronics Co. Ltd.	2,080	1,242,236
Xilinx, Inc.	83,000	2,095,750
		41,615,317
Software - 4.6%
Adobe Systems, Inc. (a)	182,800	7,200,492
Electronic Arts, Inc. (a)	47,500	2,110,425
Microsoft Corp.	1,178,100	32,409,531
Nintendo Co. Ltd.	5,600	3,129,280
Oracle Corp. (a)	573,000	12,033,000
Quest Software, Inc. (a)	197,690	2,927,789
		59,810,517
TOTAL INFORMATION TECHNOLOGY		257,065,522
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.8%
Albemarle Corp.	85,384	$ 3,407,675
Dow Chemical Co.	43,900	1,532,549
Monsanto Co.	70,520	8,916,549
Praxair, Inc.	100,200	9,442,848
		23,299,621
Metals & Mining - 0.9%
Alcoa, Inc.	118,500	4,220,970
Barrick Gold Corp.	144,200	6,593,576
Timminco Ltd. (a)	28,800	773,293
		11,587,839
TOTAL MATERIALS		34,887,460
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	789,032	26,582,488
Level 3 Communications, Inc. (a)(d)	921,660	2,718,897
Verizon Communications, Inc.	87,200	3,086,880
		32,388,265
Wireless Telecommunication Services - 0.9%
America Movil SAB de CV Series L sponsored ADR	49,900	2,632,225
American Tower Corp. Class A (a)(d)	207,100	8,749,975
		11,382,200
TOTAL TELECOMMUNICATION SERVICES		43,770,465
UTILITIES - 1.5%
Electric Utilities - 1.3%
Exelon Corp.	188,600	16,966,456
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	55,000	2,359,500
TOTAL UTILITIES		19,325,956
TOTAL COMMON STOCKS (Cost $1,189,331,364)		1,252,839,152
Convertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Capital Markets - 0.0%
Lehman Brothers Holdings, Inc. Series Q, 8.75%	700	535,570

	Shares	Value
Commercial Banks - 0.3%
East West Bancorp, Inc. Series A, 8.00%	1,000	$ 705,500
Wachovia Corp. 7.50%	2,900	2,556,002
		3,261,502
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	11,900	486,472
Insurance - 0.2%
American International Group, Inc. Series A, 8.50%	35,000	2,088,205
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	78,700	3,029,950
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,881,309)		9,401,699
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 2.38% (b)	25,993,640	25,993,640
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	36,350,583	36,350,583
TOTAL MONEY MARKET FUNDS (Cost $62,344,223)		62,344,223
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $1,263,556,896)		1,324,585,074
NET OTHER ASSETS - (2.9)%		(37,268,581)
NET ASSETS - 100%		$ 1,287,316,493
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 664,011
Fidelity Securities Lending Cash Central Fund	128,080
Total	$ 792,091
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,324,585,074	$ 1,291,549,259	$ 33,035,815	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.4%
Netherlands Antilles	1.6%
Switzerland	1.6%
Canada	1.3%
Cayman Islands	1.3%
Bermuda	1.3%
Others (individually less than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,169,241) - See accompanying schedule: Unaffiliated issuers (cost $1,201,212,673)	$ 1,262,240,851
Fidelity Central Funds (cost $62,344,223)	62,344,223
Total Investments (cost $1,263,556,896)		$ 1,324,585,074
Foreign currency held at value (cost $32)		33
Receivable for investments sold		9,187,814
Receivable for fund shares sold		347,379
Dividends receivable		1,282,412
Distributions receivable from Fidelity Central Funds		103,054
Prepaid expenses		2,281
Other receivables		2,577
Total assets		1,335,510,624

Liabilities
Payable for investments purchased	$ 8,526,438
Payable for fund shares redeemed	2,392,212
Accrued management fee	524,076
Distribution fees payable	136,664
Other affiliated payables	121,653
Other payables and accrued expenses	142,505
Collateral on securities loaned, at value	36,350,583
Total liabilities		48,194,131

Net Assets		$ 1,287,316,493
Net Assets consist of:
Paid in capital		$ 1,230,977,007
Undistributed net investment income		7,535,035
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,225,991)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,030,442
Net Assets		$ 1,287,316,493

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($383,286,834 ÷ 28,299,161 shares)	$ 13.54

Service Class: Net Asset Value, offering price and redemption price per share ($291,050,858 ÷ 21,652,516 shares)	$ 13.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($501,735,103 ÷ 37,709,146 shares)	$ 13.31

Investor Class: Net Asset Value, offering price and redemption price per share ($111,243,698 ÷ 8,245,188 shares)	$ 13.49

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)
Investment Income
Dividends		$ 11,710,136
Interest		21,140
Income from Fidelity Central Funds		792,091
Total income		12,523,367

Expenses
Management fee	$ 3,206,776
Transfer agent fees	531,672
Distribution fees	855,568
Accounting and security lending fees	223,842
Custodian fees and expenses	24,893
Independent trustees' compensation	3,058
Audit	24,149
Legal	2,372
Miscellaneous	129,060
Total expenses before reductions	5,001,390
Expense reductions	(8,512)	4,992,878
Net investment income (loss)		7,530,489
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,017,630)
Foreign currency transactions	(20,084)
Futures contracts	(536,826)
Total net realized gain (loss)		(3,574,540)
Change in net unrealized appreciation (depreciation) on: Investment securities	(184,219,005)
Assets and liabilities in foreign currencies	14
Total change in net unrealized appreciation (depreciation)		(184,218,991)
Net gain (loss)		(187,793,531)
Net increase (decrease) in net assets resulting from operations		$ (180,263,042)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,530,489	$ 11,377,017
Net realized gain (loss)	(3,574,540)	134,525,451
Change in net unrealized appreciation (depreciation)	(184,218,991)	26,237,745
Net increase (decrease) in net assets resulting from operations	(180,263,042)	172,140,213
Distributions to shareholders from net investment income	-	(24,855,187)
Distributions to shareholders from net realized gain	(135,482,332)	(62,881,784)
Total distributions	(135,482,332)	(87,736,971)
Share transactions - net increase (decrease)	58,151,262	(60,605,245)
Total increase (decrease) in net assets	(257,594,112)	23,797,997

Net Assets
Beginning of period	1,544,910,605	1,521,112,608
End of period (including undistributed net investment income of $7,535,035 and undistributed net investment income of $4,546, respectively)	$ 1,287,316,493	$ 1,544,910,605

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.75	$ 13.91	$ 13.26	$ 10.86
Income from Investment Operations
Net investment income (loss) E	.09	.14	.15	.13	.21 H	.12
Net realized and unrealized gain (loss)	(2.06)	1.73	1.74	.92	.56	2.42
Total from investment operations	(1.97)	1.87	1.89	1.05	.77	2.54
Distributions from net investment income	-	(.31)	(.14)	(.21)	(.12)	(.14)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-	-
Total distributions	(1.50)	(.98) J	(.52)	(.21)	(.12)	(.14)
Net asset value, end of period	$ 13.54	$ 17.01	$ 16.12	$ 14.75	$ 13.91	$ 13.26
Total Return B, C, D	(11.83)%	12.12%	13.18%	7.63%	5.80%	23.77%
Ratios to Average Net Assets F, I
Expenses before reductions	.58% A	.58%	.60%	.59%	.60%	.59%
Expenses net of fee waivers, if any	.58% A	.58%	.60%	.59%	.60%	.59%
Expenses net of all reductions	.58% A	.58%	.59%	.54%	.60%	.59%
Net investment income (loss)	1.20% A	.88%	.98%	.97%	1.58%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 383,287	$ 446,465	$ 465,375	$ 606,102	$ 704,460	$ 785,494
Portfolio turnover rate G	113% A	85%	109%	206%	23%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Fund. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.90	$ 16.01	$ 14.66	$ 13.83	$ 13.18	$ 10.80
Income from Investment Operations
Net investment income (loss) E	.08	.13	.13	.12	.19 H	.11
Net realized and unrealized gain (loss)	(2.04)	1.71	1.72	.91	.57	2.40
Total from investment operations	(1.96)	1.84	1.85	1.03	.76	2.51
Distributions from net investment income	-	(.28)	(.12)	(.20)	(.11)	(.13)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-	-
Total distributions	(1.50)	(.95) J	(.50)	(.20)	(.11)	(.13)
Net asset value, end of period	$ 13.44	$ 16.90	$ 16.01	$ 14.66	$ 13.83	$ 13.18
Total Return B, C, D	(11.85)%	12.00%	13.01%	7.53%	5.75%	23.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.68% A	.68%	.70%	.69%	.70%	.69%
Expenses net of fee waivers, if any	.68% A	.68%	.70%	.69%	.70%	.69%
Expenses net of all reductions	.68% A	.68%	.69%	.64%	.70%	.69%
Net investment income (loss)	1.10% A	.78%	.88%	.87%	1.48%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,051	$ 371,692	$ 375,775	$ 384,527	$ 401,392	$ 357,585
Portfolio turnover rate G	113% A	85%	109%	206%	23%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 15.86	$ 14.53	$ 13.71	$ 13.09	$ 10.73
Income from Investment Operations
Net investment income (loss) E	.07	.10	.11	.10	.17 H	.09
Net realized and unrealized gain (loss)	(2.02)	1.70	1.71	.90	.55	2.39
Total from investment operations	(1.95)	1.80	1.82	1.00	.72	2.48
Distributions from net investment income	-	(.23)	(.11)	(.18)	(.10)	(.12)
Distributions from net realized gain	(1.50)	(.67)	(.38)	-	-	-
Total distributions	(1.50)	(.90) J	(.49)	(.18)	(.10)	(.12)
Net asset value, end of period	$ 13.31	$ 16.76	$ 15.86	$ 14.53	$ 13.71	$ 13.09
Total Return B, C, D	(11.89)%	11.86%	12.86%	7.40%	5.52%	23.44%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.83%	.85%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.83% A	.83%	.85%	.84%	.85%	.85%
Expenses net of all reductions	.83% A	.83%	.84%	.79%	.85%	.84%
Net investment income (loss)	.95% A	.63%	.73%	.70%	1.33%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 501,735	$ 628,130	$ 645,360	$ 596,787	$ 525,504	$ 341,989
Portfolio turnover rate G	113% A	85%	109%	206%	23%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.96	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.08	.13	.13	.03
Net realized and unrealized gain (loss)	(2.05)	1.73	1.72	1.07
Total from investment operations	(1.97)	1.86	1.85	1.10
Distributions from net investment income	-	(.29)	(.14)	-
Distributions from net realized gain	(1.50)	(.67)	(.38)	-
Total distributions	(1.50)	(.97) J	(.52)	-
Net asset value, end of period	$ 13.49	$ 16.96	$ 16.07	$ 14.74
Total Return B, C, D	(11.86)%	12.05%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.70%	.73%	.78% A
Expenses net of fee waivers, if any	.67% A	.70%	.73%	.78% A
Expenses net of all reductions	.67% A	.70%	.72%	.72% A
Net investment income (loss)	1.11% A	.76%	.85%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,244	$ 98,623	$ 34,603	$ 9,564
Portfolio turnover rate G	113% A	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 196,152,020
Unrealized depreciation	(149,068,686)
Net unrealized appreciation (depreciation)	$ 47,083,334
Cost for federal income tax purposes	$ 1,277,501,740

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-
government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $775,363,268 and $845,686,755, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 163,087
Service Class 2	692,481
$ 855,568

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 142,167
Service Class	109,808
Service Class 2	187,586
Investor Class	92,111
$ 531,672

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,699 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,435 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $128,080.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,456 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $56.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 19% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 50% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $80,653, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ -	$ 8,481,298
Service Class	-	6,272,354
Service Class 2	-	8,942,085
Investor Class	-	1,159,450
Total	$ -	$ 24,855,187
From net realized gain
Initial Class	$ 38,772,569	$ 19,162,803
Service Class	32,204,342	15,443,893
Service Class 2	54,951,398	26,745,675
Investor Class	9,554,023	1,529,413
Total	$ 135,482,332	$ 62,881,784

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	1,935,851	2,169,708	$ 27,836,341	$ 35,972,359
Reinvestment of distributions	2,783,386	1,752,372	38,772,569	27,644,101
Shares redeemed	(2,666,818)	(6,552,466)	(38,873,476)	(107,734,302)
Net increase (decrease)	2,052,419	(2,630,386)	$ 27,735,434	$ (44,117,842)
Service Class
Shares sold	173,376	436,561	$ 2,453,211	$ 7,252,911
Reinvestment of distributions	2,328,586	1,386,438	32,204,342	21,716,247
Shares redeemed	(2,840,378)	(3,310,053)	(40,745,932)	(53,945,444)
Net increase (decrease)	(338,416)	(1,487,054)	$ (6,088,379)	$ (24,976,286)
Service Class 2
Shares sold	841,873	1,537,231	$ 11,975,569	$ 24,947,156
Reinvestment of distributions	4,011,051	2,303,648	54,951,398	35,687,760
Shares redeemed	(4,624,746)	(7,061,847)	(65,627,136)	(114,458,635)
Net increase (decrease)	228,178	(3,220,968)	$ 1,299,831	$ (53,823,719)
Investor Class
Shares sold	3,636,689	4,256,124	$ 51,758,317	$ 72,274,992
Reinvestment of distributions	688,330	168,380	9,554,023	2,688,863
Shares redeemed	(1,895,365)	(761,963)	(26,107,964)	(12,651,253)
Net increase (decrease)	2,429,654	3,662,541	$ 35,204,376	$ 62,312,602

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0808
1.705698.110

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 916.90	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.38	$ 3.52
Service Class
Actual	$ 1,000.00	$ 916.70	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2
Actual	$ 1,000.00	$ 916.00	$ 4.57
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.82
Investor Class
Actual	$ 1,000.00	$ 916.50	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,020.89	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.70%
Service Class	.80%
Service Class 2.96%
Investor Class	.80%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	10.3	13.4
Research In Motion Ltd.	6.1	5.4
Nintendo Co. Ltd.	5.8	5.1
Freeport-McMoRan Copper & Gold, Inc. Class B	4.9	0.2
Cognizant Technology Solutions Corp. Class A	4.8	5.3
Monsanto Co.	4.3	0.5
Valero Energy Corp.	3.9	5.9
Ultra Petroleum Corp.	3.8	2.2
Chesapeake Energy Corp.	3.5	0.8
Fluor Corp.	2.7	1.5
	50.1
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.9	46.2
Energy	33.3	21.0
Materials	15.3	2.7
Industrials	6.2	3.1
Financials	5.8	14.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 99.8%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	26.5%	** Foreign investments	25.0%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.8%
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo	2,900	$ 105,223
Specialty Retail - 0.3%
Gamestop Corp. Class A (a)	36,900	1,490,760
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. (d)	98,186	2,853,285
TOTAL CONSUMER DISCRETIONARY		4,449,268
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Caremark Corp.	17,500	692,475
ENERGY - 33.3%
Energy Equipment & Services - 9.4%
BJ Services Co.	17,800	568,532
Diamond Offshore Drilling, Inc.	8,300	1,154,862
FMC Technologies, Inc. (a)	45,830	3,525,702
Halliburton Co.	100,100	5,312,307
Helmerich & Payne, Inc.	9,100	655,382
National Oilwell Varco, Inc. (a)	172,303	15,286,722
Patterson-UTI Energy, Inc.	35,300	1,272,212
Pride International, Inc. (a)	46,400	2,194,256
Schlumberger Ltd. (NY Shares)	70,300	7,552,329
Transocean, Inc. (a)	69,215	10,547,674
Weatherford International Ltd. (a)	118,200	5,861,538
		53,931,516
Oil, Gas & Consumable Fuels - 23.9%
Alpha Natural Resources, Inc. (a)	9,000	938,610
Cabot Oil & Gas Corp.	29,800	2,018,354
Chesapeake Energy Corp.	306,158	20,194,182
EOG Resources, Inc.	69,530	9,122,336
Goodrich Petroleum Corp. (a)(d)	36,500	3,026,580
Hess Corp.	42,900	5,413,551
Noble Energy, Inc.	8,100	814,536
Occidental Petroleum Corp.	16,300	1,464,718
Peabody Energy Corp.	147,101	12,952,243
Petrohawk Energy Corp. (a)	109,600	5,075,576
Petroplus Holdings AG (a)	17,403	931,487
Plains Exploration & Production Co. (a)	18,200	1,328,054
Quicksilver Resources, Inc. (a)	138,868	5,365,860
Range Resources Corp.	41,561	2,723,908
SandRidge Energy, Inc.	30,200	1,950,316
Southwestern Energy Co. (a)	280,456	13,352,510
Sunoco, Inc.	23,100	939,939
Tesoro Corp.	64,300	1,271,211
Ultra Petroleum Corp. (a)	222,500	21,849,500

	Shares	Value
Valero Energy Corp.	544,161	$ 22,408,550
XTO Energy, Inc.	63,100	4,322,981
		137,465,002
TOTAL ENERGY		191,396,518
FINANCIALS - 5.8%
Capital Markets - 1.9%
Ashmore Group PLC	1,346,600	5,770,758
EFG International	12,960	352,740
Greenhill & Co., Inc. (d)	55,800	3,005,388
Lazard Ltd. Class A	52,300	1,786,045
		10,914,931
Diversified Financial Services - 3.8%
Apollo Global Management LLC (e)	108,200	1,487,750
Bolsa de Mercadorias & Futuros - BM&F SA	926,500	7,980,891
Bovespa Holding SA	319,000	4,281,059
JSE Ltd.	180,745	1,257,866
Oaktree Capital Group LLC (e)	250,000	6,937,500
		21,945,066
Real Estate Management & Development - 0.1%
Indiabulls Real Estate Ltd.	54,719	347,331
TOTAL FINANCIALS		33,207,328
HEALTH CARE - 1.8%
Biotechnology - 1.4%
Amylin Pharmaceuticals, Inc. (a)	33,029	838,606
Celgene Corp. (a)	20,265	1,294,326
CSL Ltd.	10,331	353,603
Cubist Pharmaceuticals, Inc. (a)	23,700	423,282
Gilead Sciences, Inc. (a)	81,152	4,296,998
NeurogesX, Inc.	121,500	352,350
Vertex Pharmaceuticals, Inc. (a)	18,000	602,460
		8,161,625
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	79,000	395,000
PerkinElmer, Inc.	57,500	1,601,375
		1,996,375
TOTAL HEALTH CARE		10,158,000
INDUSTRIALS - 6.2%
Construction & Engineering - 2.8%
Fluor Corp.	82,300	15,314,384
Quanta Services, Inc. (a)	18,441	613,532
		15,927,916
Electrical Equipment - 3.2%
First Solar, Inc. (a)	40,600	11,076,492
JA Solar Holdings Co. Ltd. ADR (a)	26,900	453,265
Nexans SA	2,800	343,160
Prysmian SpA	10,180	256,998
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Sunpower Corp. Class A (a)(d)	70,200	$ 5,052,996
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	19,700	737,962
Suzlon Energy Ltd.	81,405	409,490
		18,330,363
Machinery - 0.2%
Sulzer AG (Reg.)	9,060	1,144,741
TOTAL INDUSTRIALS		35,403,020
INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 7.0%
QUALCOMM, Inc.	101,500	4,503,555
Research In Motion Ltd. (a)	300,210	35,094,550
Starent Networks Corp. (d)	45,100	567,358
		40,165,463
Computers & Peripherals - 2.3%
Apple, Inc. (a)	79,742	13,352,000
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	11,800	1,160,530
Internet Software & Services - 11.0%
Baidu.com, Inc. sponsored ADR (a)	13,400	4,193,664
Google, Inc. Class A (sub. vtg.) (a)	111,834	58,871,657
NHN Corp. (a)	468	81,615
		63,146,936
IT Services - 7.8%
Cognizant Technology Solutions Corp. Class A (a)	840,832	27,335,448
Genpact Ltd.	117,400	1,751,608
Satyam Computer Services Ltd. sponsored ADR	282,436	6,925,331
Visa, Inc.	106,400	8,651,384
		44,663,771
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	45,200	493,132
Software - 7.5%
Nintendo Co. Ltd.	60,100	33,583,880
Salesforce.com, Inc. (a)	31,800	2,169,714
VMware, Inc. Class A (d)	140,262	7,554,511
		43,308,105
TOTAL INFORMATION TECHNOLOGY		206,289,937
MATERIALS - 15.3%
Chemicals - 6.2%
CF Industries Holdings, Inc.	8,900	1,359,920
Monsanto Co.	196,500	24,845,460
The Mosaic Co. (a)	63,900	9,246,330
		35,451,710

	Shares	Value
Metals & Mining - 9.1%
ArcelorMittal SA (NY Shares) Class A	86,900	$ 8,609,183
Barrick Gold Corp.	18,100	827,626
Freeport-McMoRan Copper & Gold, Inc. Class B	239,491	28,065,950
Nucor Corp.	113,900	8,504,913
Steel Dynamics, Inc.	18,000	703,260
Timminco Ltd. (a)(d)	36,100	969,301
United States Steel Corp.	23,400	4,323,852
Vedanta Resources PLC	13,700	591,649
		52,595,734
TOTAL MATERIALS		88,047,444
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd. (a)	180,566	3,033,618
China Mobile (Hong Kong) Ltd. sponsored ADR	8,400	562,380
		3,595,998
TOTAL COMMON STOCKS (Cost $446,800,515)		573,239,988
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 2.38% (b)	815,822	815,822
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	17,864,643	17,864,643
TOTAL MONEY MARKET FUNDS (Cost $18,680,465)		18,680,465
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $465,480,980)		591,920,453
NET OTHER ASSETS - (3.1)%		(17,576,633)
NET ASSETS - 100%		$ 574,343,820
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 8,425,250 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,662
Fidelity Securities Lending Cash Central Fund	534,101
Total	$ 597,763
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 591,920,453	$ 548,945,040	$ 42,975,413	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.5%
Canada	10.2%
Japan	5.8%
Brazil	2.1%
India	1.9%
Luxembourg	1.5%
Netherlands Antilles	1.3%
United Kingdom	1.1%
Others (individually less than 1%)	2.6%
100.0%
Income Tax Information
At December 31, 2007, the fund had a capital loss carryforward of approximately $72,997,055 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,826,014) - See accompanying schedule: Unaffiliated issuers (cost $446,800,515)	$ 573,239,988
Fidelity Central Funds (cost $18,680,465)	18,680,465
Total Investments (cost $465,480,980)		$ 591,920,453
Cash		2,596
Foreign currency held at value (cost $550,425)		550,425
Receivable for investments sold		8,204,788
Receivable for fund shares sold		196,777
Dividends receivable		141,391
Distributions receivable from Fidelity Central Funds		127,621
Prepaid expenses		1,000
Other receivables		72,082
Total assets		601,217,133

Liabilities
Payable for investments purchased	$ 6,936,013
Payable for fund shares redeemed	1,619,977
Accrued management fee	276,128
Distribution fees payable	32,161
Other affiliated payables	52,631
Other payables and accrued expenses	91,760
Collateral on securities loaned, at value	17,864,643
Total liabilities		26,873,313

Net Assets		$ 574,343,820
Net Assets consist of:
Paid in capital		$ 539,606,808
Accumulated net investment loss		(66,193)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(91,633,425)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		126,436,630
Net Assets		$ 574,343,820

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($267,905,866 ÷ 13,060,056 shares)	$ 20.51

Service Class: Net Asset Value, offering price and redemption price per share ($228,625,914 ÷ 11,173,904 shares)	$ 20.46

Service Class 2: Net Asset Value, offering price and redemption price per share ($58,495,711 ÷ 2,882,895 shares)	$ 20.29

Investor Class: Net Asset Value, offering price and redemption price per share ($19,316,329 ÷ 945,850 shares)	$ 20.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 2,144,379
Interest		14,926
Income from Fidelity Central Funds (including $534,101 from security lending)		597,763
Total income		2,757,068

Expenses
Management fee	$ 1,583,631
Transfer agent fees	207,874
Distribution fees	183,293
Accounting and security lending fees	109,552
Custodian fees and expenses	29,575
Independent trustees' compensation	1,243
Audit	23,099
Legal	1,198
Interest	5,602
Miscellaneous	50,621
Total expenses before reductions	2,195,688
Expense reductions	(4,009)	2,191,679
Net investment income (loss)		565,389
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,322,712)
Foreign currency transactions	(57,409)
Total net realized gain (loss)		(16,380,121)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $38,591)	(44,018,559)
Assets and liabilities in foreign currencies	(3,081)
Total change in net unrealized appreciation (depreciation)		(44,021,640)
Net gain (loss)		(60,401,761)
Net increase (decrease) in net assets resulting from operations		$ (59,836,372)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 565,389	$ (741,517)
Net realized gain (loss)	(16,380,121)	56,887,298
Change in net unrealized appreciation (depreciation)	(44,021,640)	70,076,835
Net increase (decrease) in net assets resulting from operations	(59,836,372)	126,222,616
Share transactions - net increase (decrease)	(39,954,215)	(13,052,357)
Total increase (decrease) in net assets	(99,790,587)	113,170,259

Net Assets
Beginning of period	674,134,407	560,964,148
End of period (including accumulated net investment loss of $66,193 and accumulated net investment loss of $631,582, respectively)	$ 574,343,820	$ 674,134,407

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 22.37	$ 18.16	$ 17.34	$ 16.07	$ 15.07	$ 11.71
Income from Investment Operations
Net investment income (loss) E	.03	(.01)	.02 H	.10	.14 I	.08
Net realized and unrealized gain (loss)	(1.89)	4.22	.92	1.32	.94	3.38
Total from investment operations	(1.86)	4.21	.94	1.42	1.08	3.46
Distributions from net investment income	-	-	(.12)	(.15)	(.08)	(.10)
Net asset value, end of period	$ 20.51	$ 22.37	$ 18.16	$ 17.34	$ 16.07	$ 15.07
Total Return B, C, D	(8.31)%	23.18%	5.46%	8.89%	7.19%	29.87%
Ratios to Average Net Assets F, J
Expenses before reductions	.70% A	.68%	.72%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.70% A	.68%	.72%	.70%	.72%	.72%
Expenses net of all reductions	.70% A	.68%	.67%	.65%	.70%	.70%
Net investment income (loss)	.27% A	(.05)%	.10% H	.65%	.91%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267,906	$ 321,507	$ 310,736	$ 400,644	$ 459,975	$ 490,710
Portfolio turnover rate G	120% A	100%	128%	123%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%.

I Investment income per share reflects a special dividend which amounted to $.04 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 22.32	$ 18.14	$ 17.33	$ 16.05	$ 15.06	$ 11.70
Income from Investment Operations
Net investment income (loss) E	.02	(.03)	- I, L	.09	.12 J	.07
Net realized and unrealized gain (loss)	(1.88)	4.21	.91	1.32	.94	3.37
Total from investment operations	(1.86)	4.18	.91	1.41	1.06	3.44
Distributions from net investment income	-	-	(.10)	(.13)	(.07)	(.08)
Net asset value, end of period	$ 20.46	$ 22.32	$ 18.14	$ 17.33	$ 16.05	$ 15.06
Total Return B, C, D	(8.33)%	23.04%	5.30%	8.86%	7.06%	29.66%
Ratios to Average Net Assets F, K
Expenses before reductions	.80% A	.78%	.82%	.80%	.82%	.82%
Expenses net of fee waivers, if any	.80% A	.78%	.82%	.80%	.82%	.82%
Expenses net of all reductions	.80% A	.78%	.78%	.75%	.80%	.80%
Net investment income (loss)	.17% A	(.15)%	-% H, I	.54%	.81%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,626	$ 231,249	$ 176,556	$ 200,798	$ 212,890	$ 224,660
Portfolio turnover rate G	120% A	100%	128%	123%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

J Investment income per share reflects a special dividend which amounted to $.04 per share.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 22.15	$ 18.03	$ 17.23	$ 15.96	$ 14.98	$ 11.64
Income from Investment Operations
Net investment income (loss) E	- K	(.06)	(.03) H	.06	.10 I	.05
Net realized and unrealized gain (loss)	(1.86)	4.18	.91	1.32	.93	3.35
Total from investment operations	(1.86)	4.12	.88	1.38	1.03	3.40
Distributions from net investment income	-	-	(.08)	(.11)	(.05)	(.06)
Net asset value, end of period	$ 20.29	$ 22.15	$ 18.03	$ 17.23	$ 15.96	$ 14.98
Total Return B, C, D	(8.40)%	22.85%	5.12%	8.68%	6.89%	29.40%
Ratios to Average Net Assets F, J
Expenses before reductions	.96% A	.94%	.99%	.96%	.98%	.99%
Expenses net of fee waivers, if any	.96% A	.94%	.99%	.96%	.98%	.99%
Expenses net of all reductions	.96% A	.94%	.94%	.92%	.96%	.96%
Net investment income (loss)	.01% A	(.31)%	(.17)% H	.38%	.65%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,496	$ 88,013	$ 60,690	$ 60,406	$ 60,938	$ 60,129
Portfolio turnover rate G	120% A	100%	128%	123%	65%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%.

I Investment income per share reflects a special dividend which amounted to $.04 per share.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 22.28	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	.02	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	(1.88)	4.21	.91	1.11
Total from investment operations	(1.86)	4.17	.90	1.13
Distributions from net investment income	-	-	(.12)	-
Net asset value, end of period	$ 20.42	$ 22.28	$ 18.11	$ 17.33
Total Return B, C, D	(8.35)%	23.03%	5.26%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.80%	.88%	.87% A
Expenses net of fee waivers, if any	.80% A	.80%	.88%	.87% A
Expenses net of all reductions	.80% A	.80%	.83%	.83% A
Net investment income (loss)	.17% A	(.17)%	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,316	$ 33,366	$ 12,982	$ 4,353
Portfolio turnover rate G	120% A	100%	128%	123%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III,(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 165,785,041
Unrealized depreciation	(40,249,198)
Net unrealized appreciation (depreciation)	$ 125,535,843
Cost for federal income tax purposes	$ 466,384,610

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-
consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $345,786,696 and $384,337,482, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 106,579
Service Class 2	76,714
$ 183,293

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 94,416
Service Class	72,378
Service Class 2	22,569
Investor Class	18,511
$ 207,874

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,062 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,926,538	2.75%	$ 4,893

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $602 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,693,000. The weighted average interest rate was 3.81%. The interest expense amounted to $709 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,009 for the period.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 53% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $99,733, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	541,866	1,142,708	$ 10,954,566	$ 23,737,580
Shares redeemed	(1,855,565)	(3,883,470)	(37,001,153)	(78,012,629)
Net increase (decrease)	(1,313,699)	(2,740,762)	$ (26,046,587)	$ (54,275,049)
Service Class
Shares sold	1,643,732	3,187,145	$ 32,633,038	$ 65,118,785
Shares redeemed	(829,102)	(2,561,895)	(16,479,590)	(52,433,590)
Net increase (decrease)	814,630	625,250	$ 16,153,448	$ 12,685,195
Service Class 2
Shares sold	482,531	2,154,024	$ 9,563,280	$ 45,403,151
Shares redeemed	(1,572,329)	(1,547,418)	(30,246,397)	(30,847,652)
Net increase (decrease)	(1,089,798)	606,606	$ (20,683,117)	$ 14,555,499
Investor Class
Shares sold	303,569	1,991,822	$ 6,223,990	$ 39,939,220
Shares redeemed	(855,237)	(1,211,298)	(15,601,949)	(25,957,222)
Net increase (decrease)	(551,668)	780,524	$ (9,377,959)	$ 13,981,998

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGRO-SANN-0808
1.705699.110

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Initial Class
Actual	$ 1,000.00	$ 932.60	$ 3.22
HypotheticalA	$ 1,000.00	$ 1,021.53	$ 3.37
Service Class
Actual	$ 1,000.00	$ 932.20	$ 3.70
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Service Class 2
Actual	$ 1,000.00	$ 931.40	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62
Investor Class
Actual	$ 1,000.00	$ 932.40	$ 3.65
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.67%
Service Class	.77%
Service Class 2.92%
Investor Class	.76%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	4.5	0.9
Barrick Gold Corp.	2.2	1.1
Weatherford International Ltd.	2.0	1.3
Juniper Networks, Inc.	2.0	2.5
AGCO Corp.	1.8	2.0
Wal-Mart Stores, Inc.	1.7	0.3
Thermo Fisher Scientific, Inc.	1.6	0.9
Accenture Ltd. Class A	1.5	0.4
Janus Capital Group, Inc.	1.5	0.2
Deere & Co.	1.4	1.6
	20.2
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	19.9
Health Care	14.4	13.1
Energy	13.9	12.8
Materials	11.7	8.3
Industrials	10.9	13.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008*		As of December 31, 2007**
	Stocks 93.0%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 7.0%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	22.0%	** Foreign investments	26.7%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 2.0%
Amerigon, Inc. (a)	461,503	$ 3,281,286
Automotive Axles Ltd.	30,748	172,971
Bharat Forge Ltd.	30,000	164,291
BorgWarner, Inc.	192,800	8,556,464
Fuel Systems Solutions, Inc. (a)(d)(e)	953,128	36,695,428
Gentex Corp. (d)	4,806,202	69,401,557
Hota Industrial Manufacturing Co. Ltd.	2,079,950	2,254,484
Jinheng Automotive Safety Technology Holdings Ltd.	450,000	56,558
New Focus Auto Tech Holdings Ltd.	7,811,675	1,542,849
Nokian Tyres Ltd.	895,083	42,455,513
Xinyi Glass Holdings Co. Ltd.	2,000	1,295
		164,582,696
Automobiles - 0.1%
Bajaj Auto Ltd.	100	1,049
Geely Automobile Holdings Ltd.	27,965,000	3,192,004
Hyundai Motor Co.	2,770	187,931
Hyundai Motor Co. GDR (f)	100	3,380
Thor Industries, Inc.	100	2,126
		3,386,490
Distributors - 0.0%
Li & Fung Ltd.	2,200	6,631
Xinyu Hengdeli Holdings Ltd.	4,000	1,503
		8,134
Diversified Consumer Services - 0.1%
Capella Education Co. (a)	57,300	3,417,945
Educomp Solutions Ltd.	25,000	1,502,213
Hillenbrand, Inc.	66,900	1,431,660
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	78,500	4,585,970
Princeton Review, Inc. (a)	29	196
Service Corp. International	100	986
Strayer Education, Inc.	700	146,349
Universal Technical Institute, Inc. (a)	100	1,246
Weight Watchers International, Inc.	100	3,561
		11,090,126
Hotels, Restaurants & Leisure - 0.9%
BJ's Restaurants, Inc. (a)	100	973
Cafe de Coral Holdings Ltd.	838,000	1,504,633
CBRL Group, Inc.	100	2,451
FU JI Food & Catering Services Holdings Ltd.	1,000	1,552
Indian Hotels Co. Ltd.	120	216
Jack in the Box, Inc. (a)	200	4,482
Jollibee Food Corp.	5,019,900	3,861,892
Life Time Fitness, Inc. (a)	100	2,955
Minor International PCL (For. Reg.)	1,826,011	764,821
P.F. Chang's China Bistro, Inc. (a)(d)	197,377	4,409,402
Papa John's International, Inc. (a)	282,251	7,505,054
Peet's Coffee & Tea, Inc. (a)	708	14,033

	Shares	Value
Shangri-La Asia Ltd.	958,111	$ 2,236,381
Sonic Corp. (a)	513,874	7,605,328
St. Marc Holdings Co. Ltd. (d)	516,100	22,167,531
Starbucks Corp. (a)	436,476	6,870,132
Starwood Hotels & Resorts Worldwide, Inc.	310,100	12,425,707
TAJ GVK Hotels & Resorts Ltd.	297,699	719,457
Yum! Brands, Inc.	100	3,509
		70,100,509
Household Durables - 0.4%
Corporacion Geo SA de CV Series B (a)	100	335
Cyrela Brazil Realty SA	1,200	16,557
Henry Boot PLC	347,370	749,830
KB Home	100	1,693
La-Z-Boy, Inc.	100	765
Makita Corp. sponsored ADR	100	4,096
Newell Rubbermaid, Inc.	149,361	2,507,771
PIK Group GDR (f)	100	2,700
Sharp Corp.	433,000	7,051,825
Sharp Corp. ADR	596,000	9,738,640
Snap-On, Inc.	100	5,201
Techtronic Industries Co. Ltd.	500	421
Tupperware Brands Corp.	100	3,422
Whirlpool Corp.	162,800	10,049,644
Woongjin Coway Co. Ltd.	61,540	1,805,330
		31,938,230
Internet & Catalog Retail - 1.3%
Netflix, Inc. (a)	100	2,607
Priceline.com, Inc. (a)(d)	910,354	105,109,473
		105,112,080
Leisure Equipment & Products - 0.6%
Beneteau SA	500	10,863
Giant Manufacturing Co. Ltd.	4,562,000	12,249,300
Hasbro, Inc. (d)	720,952	25,752,405
Mega Brands, Inc. (a)	100	399
Mizuno Corp.	124,000	720,652
Nidec Copal Corp.	100	1,286
Nikon Corp.	332,000	9,694,344
SHIMANO, Inc.	21,400	1,074,384
		49,503,633
Media - 0.6%
Balaji Telefilms Ltd. (a)	100	392
Cinemax India Ltd.	478,887	1,093,754
Clear Media Ltd. (a)	243,000	211,921
CTC Media, Inc. (a)	100	2,466
E.W. Scripps Co. Class A	100	4,154
Entertainment Network (India) Ltd. (a)	90,000	769,392
Eros International PLC (a)	924,450	5,175,849
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,362
Imagi International Holdings Ltd. (a)	2,000	162
Inox Leisure Ltd.	287,345	487,275
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	100	$ 3,603
Marvel Entertainment, Inc. (a)(d)	1,023,233	32,886,709
PVR Ltd.	442,073	1,660,477
Salem Communications Corp. Class A	100	197
SeLoger.com (a)	100	2,320
Trader Classified Media NV:
(A Shares)	100	13
(NY Shares) Class A	76,800	9,673
ValueCommerce Co. Ltd. (a)	820	183,441
VisionChina Media, Inc. ADR (d)	550,400	8,734,848
Voyager Learning Co. (a)	40,500	220,725
Wire and Wireless India Ltd. (a)	44	22
Zee Entertainment Enterprises Ltd.	88	410
Zee News Ltd.	39	42
		51,450,207
Multiline Retail - 0.1%
Golden Eagle Retail Group Ltd. (H Shares)	1,000	972
Intime Department Store Group Co. Ltd	1,000	550
JCPenney Co., Inc.	100	3,629
Kohl's Corp. (a)	100	4,004
Pantaloon Retail India Ltd.	400,000	3,956,743
Ryohin Keikaku Co. Ltd.	84,300	4,510,187
		8,476,085
Specialty Retail - 2.5%
ABC-Mart, Inc.	1,778,800	45,741,289
Asahi Co. Ltd.	200	2,863
Belle International Holdings Ltd.	805,000	724,756
Blacks Leisure Group PLC	100	293
Brown Shoe Co., Inc. (d)	476,385	6,455,017
Charming Shoppes, Inc. (a)	100	459
Chow Sang Sang Holdings International Ltd.	2,000	2,026
Cost Plus, Inc. (a)	100	250
DSG International PLC sponsored ADR	100	269
Fantastic Holdings Ltd.	110	236
Gamestop Corp. Class A (a)(d)	1,576,190	63,678,076
Golfsmith International Holdings, Inc. (a)	250	570
Hot Topic, Inc. (a)(e)	2,433,958	13,167,713
Inditex SA	687	31,493
KOMERI Co. Ltd.	100	2,463
Nafco Co. Ltd.	1,300	20,204
Nitori Co. Ltd.	202,900	10,435,021
Otsuka Kagu Ltd.	27,600	304,168
Pou Sheng International (Holdings) Ltd.	102,932	31,683
Ross Stores, Inc.	1,329,251	47,214,996
Sally Beauty Holdings, Inc. (a)(d)	1,810,700	11,697,122
Sharper Image Corp. (a)	100	3
Staples, Inc.	100	2,375
TJX Companies, Inc.	165,691	5,214,296

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc.	100	$ 1,124
Williams-Sonoma, Inc.	100	1,984
		204,730,749
Textiles, Apparel & Luxury Goods - 0.7%
China Dongxiang Group Co. Ltd.	15,066,000	6,086,492
China Ting Group Holdings Ltd.	6,618,000	1,069,439
Folli Follie SA	80	1,866
G-III Apparel Group Ltd. (a)	100	1,234
Gitanjali Gems Ltd.	130,000	755,835
Hartmarx Corp. (a)	153,062	332,145
Koutons Retail India Ltd.	341,517	5,839,121
Liz Claiborne, Inc.	303,100	4,288,865
Luen Thai Holdings Ltd.	1,000	115
LVMH Moet Hennessy - Louis Vuitton	100	10,432
NIKE, Inc. Class B	200	11,922
Prime Success International Group Ltd.	8,182,000	4,522,674
Quiksilver, Inc. (a)	700	6,874
Shenzhou International Group Holdings Ltd.	203,000	54,152
Stella International Holdings Ltd.	1,821,500	3,265,840
The Swatch Group AG (Bearer)	100	24,868
VF Corp.	277,927	19,782,844
Welspun India Ltd. (a)	100	83
Yue Yuen Industrial Holdings Ltd.	4,117,300	9,779,396
		55,834,197
TOTAL CONSUMER DISCRETIONARY		756,213,136
CONSUMER STAPLES - 9.3%
Beverages - 1.7%
Brick Brewing Co. Ltd. (a)	100	98
C&C Group PLC	45,317	250,308
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	100	2,707
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	6,335
sponsored ADR	20	1,179
Heineken NV (Bearer) (d)	257,600	13,117,913
Molson Coors Brewing Co. Class B	1,893,438	102,870,487
PepsiCo, Inc.	100	6,359
Remy Cointreau SA	100	5,434
The Coca-Cola Co.	454,100	23,604,118
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	6,110
Yantai Changyu Pioneer Wine Co. (B Shares)	130	817
		139,871,865
Food & Staples Retailing - 3.2%
BJ's Wholesale Club, Inc. (a)	298,200	11,540,340
Breadtalk Group Ltd.	1,000	290
China Nepstar Chain Drugstore Ltd. ADR	100	866
Colruyt NV	100	26,360
Cosmos Pharmaceutical Corp.	100	1,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Daikokutenbussan Co. Ltd.	79,000	$ 558,838
Heng Tai Consumables Group Ltd. (a)	26,032,200	3,338,639
Plant Co. Ltd.	127,000	398,352
Pricesmart, Inc.	100	1,978
Safeway, Inc.	3,091,194	88,253,589
Shinsegae Co. Ltd.	100	53,798
Shinsegae Food Co. Ltd.	100	6,402
Tsuruha Holdings, Inc.	575,200	18,854,575
Valor Co. Ltd. (d)	297,400	2,792,896
Wal-Mart de Mexico SA de CV Class V sponsored ADR	204	8,038
Wal-Mart Stores, Inc. (d)	2,411,300	135,515,060
X5 Retail Group NV GDR (a)(f)	120	4,044
		261,355,079
Food Products - 3.9%
Britannia Industries Ltd.	25,116	841,880
Cal-Maine Foods, Inc. (d)	266,558	8,793,748
Calavo Growers, Inc.	25,752	315,462
CCL Products (India) Ltd.	103,953	389,854
Cermaq ASA	192,100	2,287,902
China Agri-Industries Holding Ltd. (a)	2,000	1,462
China Foods Ltd.	4,000	1,847
China Huiyuan Juice Group Ltd.	500	314
China Mengniu Dairy Co. Ltd.	100	283
China Yurun Food Group Ltd.	1,000	1,644
Chiquita Brands International, Inc. (a)(d)	414,400	6,286,448
ConAgra Foods, Inc.	1,901,291	36,656,890
Corn Products International, Inc.	2,134,321	104,816,504
Del Monte Foods Co.	1,219,200	8,656,320
Golden Agri-Resources Ltd.	1,062,000	702,536
Hain Celestial Group, Inc. (a)	100	2,348
Heritage Foods (India) Ltd.	100	390
Hershey Co.	100	3,278
Hokuto Corp.	551,000	13,338,388
Hormel Foods Corp.	2,316,193	80,163,440
Kellogg Co.	452,564	21,732,123
REI Agro Ltd. (a)	699	22,218
Rocky Mountain Chocolate Factory, Inc.	105	1,011
Sara Lee Corp.	694,847	8,511,876
Tasty Baking Co.	192,901	1,051,310
TAT Konserve	100	255
Tingyi (Cayman Island) Holding Corp.	2,000	2,473
Toyo Suisan Kaisha Ltd.	1,011,000	22,854,990
Unified-President Enterprises Corp.	1,060	1,275
		317,438,469
Household Products - 0.2%
Central Garden & Pet Co. (a)	100	455
Clorox Co.	282,468	14,744,830

	Shares	Value
Pigeon Corp.	174,300	$ 3,505,209
Procter & Gamble Co.	9,300	565,533
		18,816,027
Personal Products - 0.3%
Beiersdorf AG	3,389	248,805
Chattem, Inc. (a)	100	6,505
Concern Kalina OJSC:
GDR (f)	21,643	725,702
sponsored ADR	94,200	3,158,579
Dabur India Ltd.	1,256,693	2,314,036
Estee Lauder Companies, Inc. Class A	100	4,645
Godrej Consumer Products Ltd.	185,234	580,339
Hengan International Group Co. Ltd.	3,637,200	10,728,860
Kose Corp.	110	2,456
Marico Ltd.	100	124
Natura Cosmeticos SA	700	7,270
Shiseido Co. Ltd. sponsored ADR	277,800	6,339,396
		24,116,717
TOTAL CONSUMER STAPLES		761,598,157
ENERGY - 13.9%
Energy Equipment & Services - 10.2%
Dresser-Rand Group, Inc. (a)	2,203,969	86,175,188
ENSCO International, Inc.	1,336,000	107,868,640
Grey Wolf, Inc. (a)	2,700	24,381
Helix Energy Solutions Group, Inc. (a)(d)	915,996	38,142,073
IHS, Inc. Class A (a)	100	6,960
ION Geophysical Corp. (a)(d)	1,788,163	31,203,444
Lufkin Industries, Inc.	30,600	2,548,368
Nabors Industries Ltd. (a)	2,074,908	102,147,721
National Oilwell Varco, Inc. (a)	548,748	48,684,923
Newpark Resources, Inc. (a)(e)	8,983,931	70,613,698
Parker Drilling Co. (a)(d)	4,086,117	40,902,031
Patterson-UTI Energy, Inc. (d)	1,346,504	48,528,004
Pioneer Drilling Co. (a)(d)	288,600	5,428,566
Pride International, Inc. (a)	1,204,912	56,980,288
Rowan Companies, Inc.	476,388	22,271,139
Weatherford International Ltd. (a)	3,381,400	167,683,626
Willbros Group, Inc. (a)	54,200	2,374,502
		831,583,552
Oil, Gas & Consumable Fuels - 3.7%
Brigham Exploration Co. (a)	66,604	1,054,341
Canadian Natural Resources Ltd.	209,300	20,705,167
Chesapeake Energy Corp.	1,047,809	69,113,482
China Coal Energy Co. Ltd. (H Shares)	1,000	1,749
China Shenhua Energy Co. Ltd. (H Shares)	500	1,962
Clean Energy Fuels Corp.	200	2,298
Comstock Resources, Inc. (a)	138,092	11,659,108
Copano Energy LLC	100	3,375
Denbury Resources, Inc. (a)	463,200	16,906,800
EOG Resources, Inc.	100	13,120
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp. (a)	55,702	$ 4,149,799
Holly Corp.	1,000,799	36,949,499
Hugoton Royalty Trust	79,737	2,950,269
International Coal Group, Inc. (a)(d)	5,517,589	72,004,536
Murphy Oil Corp.	10,800	1,058,940
Niger Uranium Ltd.	9	3
Niko Resources Ltd.	100	9,588
Oil Search Ltd.	1,032,781	6,733,216
OPTI Canada, Inc. (a)	200	4,532
Patriot Coal Corp. (a)	46	7,051
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	23,180
Rentech, Inc. (a)	100	190
Rosetta Resources, Inc. (a)	474,162	13,513,617
SandRidge Energy, Inc.	100	6,458
Sasol Ltd. sponsored ADR	100	5,894
Surgutneftegaz JSC sponsored ADR	500	5,500
Swift Energy Co. (a)(d)	327,665	21,645,550
Tesoro Corp.	555,802	10,988,206
Valero Energy Corp.	359,500	14,804,210
		304,321,640
TOTAL ENERGY		1,135,905,192
FINANCIALS - 4.2%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	100	3,783
Espirito Santo Financial Group SA	100	2,362
Indiabulls Securities Ltd. (a)	100	178
JAFCO Co. Ltd.	51,200	1,750,633
Janus Capital Group, Inc. (d)	4,526,976	119,829,055
Legg Mason, Inc.	100	4,357
Marusan Securities Co. Ltd. (d)	2,756,100	17,341,636
Sparx Group Co. Ltd.	12,480	4,314,190
TD Ameritrade Holding Corp. (a)	100	1,809
W.P. Carey & Co. LLC	168,207	4,829,223
		148,077,226
Commercial Banks - 0.7%
Allahabad Bank	1,401,221	1,832,776
Aozora Bank Ltd.	589,000	1,348,156
Axis Bank Ltd.	100	1,409
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	753,853	12,204,880
Bank of Ayudhya PCL (For. Reg.) (a)	304,800	200,616
Bank of Baroda	1,267,580	6,125,839
Bank of India	104,565	528,792
Boston Private Financial Holdings, Inc.	4,595	26,054
Cathay General Bancorp	20	217
China Merchants Bank Co. Ltd. (H Shares)	1,000	3,142

	Shares	Value
Corporation Bank Ltd.	570,369	$ 3,468,317
East West Bancorp, Inc.	100	706
Fifth Third Bancorp	134,800	1,372,264
Hiroshima Bank Ltd.	160,000	712,853
ICICI Bank Ltd. sponsored ADR	100	2,876
Juroku Bank Ltd.	1,155,400	5,670,074
Marshall & Ilsley Corp.	100	1,533
National Penn Bancshares, Inc.	66,352	881,155
Oriental Bank of Commerce	182,856	599,822
PT Bank Central Asia Tbk	1,000	268
Punjab National Bank	100	882
Sberbank (Savings Bank of the Russian Federation) GDR	100	36,494
Siam City Bank PCL (For. Reg.)	236,300	107,457
Siam Commercial Bank PCL (For. Reg.)	100	232
Sumitomo Trust & Banking Co. Ltd.	2,446,000	17,095,389
The Jammu & Kashmir Bank Ltd.	423	5,219
The Mie Bank Ltd.	1,000	4,907
UCO Bank	1,180,369	883,971
UMB Financial Corp.	100	5,127
Union Bank of India	670,100	1,797,069
Vijaya Bank Ltd.	436,403	348,675
Wachovia Corp.	259,900	4,036,247
Wells Fargo & Co.	100	2,375
Wintrust Financial Corp.	100	2,385
		59,308,178
Consumer Finance - 0.0%
African Dawn Capital Ltd. (a)	359,658	217,691
Capital One Financial Corp.	58,600	2,227,386
		2,445,077
Diversified Financial Services - 0.0%
Bajaj Holdings & Investment Ltd.	100	1,011
Bank of Georgia unit (a)	100	2,300
Octav Investments Ltd. (a)	8	13
SREI Infrastructure Finance Ltd.	100	208
		3,532
Insurance - 0.4%
Admiral Group PLC	663	10,492
AXA SA sponsored ADR	100	2,942
Bajaj Finserv Ltd.	100	1,253
Brown & Brown, Inc.	100	1,739
China Life Insurance Co. Ltd. (a)	201,000	148,666
China Life Insurance Co. Ltd. ADR	266	13,880
Genworth Financial, Inc. Class A (non-vtg.)	100	1,781
Marsh & McLennan Companies, Inc.	100	2,655
Power Financial Corp.	100	3,253
Protective Life Corp.	347,944	13,239,269
Reinsurance Group of America, Inc.	411,856	17,923,973
Samsung Fire & Marine Insurance Co. Ltd.	100	20,879
		31,370,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
BioMed Realty Trust, Inc.	100	$ 2,453
Digital Realty Trust, Inc.	100	4,091
General Growth Properties, Inc.	154,600	5,415,638
Plum Creek Timber Co., Inc.	100	4,271
Senior Housing Properties Trust (SBI)	1,909,069	37,284,118
SL Green Realty Corp.	53,600	4,433,792
		47,144,363
Real Estate Management & Development - 0.5%
Allgreen Properties Ltd.	1,148,000	835,369
Ayala Land, Inc.	14,622,600	3,130,270
Babis Vovos International Technical SA (a)	12,465	410,331
Capital & Regional PLC	382,200	1,444,295
CB Richard Ellis Group, Inc. Class A (a)	100	1,920
Cyrela Commercial Properties SA Empreendimentos e Participações	680	4,623
DLF Ltd.	100	923
Hopson Development Holdings Ltd.	1,596,000	1,795,110
Kenedix, Inc.	19,242	23,562,002
Kerry Properties Ltd.	1	5
Megaworld Corp.	12,277,000	333,994
New World China Land Ltd.	9,968,800	5,165,148
Robinsons Land Corp.	2,004,500	330,768
Shun Tak Holdings Ltd.	1,952,200	1,827,703
Songbird Estates PLC Class B	591,400	1,355,166
SPG Land (Holdings) Ltd.	2,200,100	1,055,292
		41,252,919
Thrifts & Mortgage Finance - 0.2%
Carver Bancorp, Inc.	100	875
Fannie Mae	211,600	4,128,316
Farmer Mac Class C (non-vtg.) (d)	378,428	9,377,446
First Keystone Financial, Inc. (a)	100	933
Housing Development Finance Corp. Ltd.	48,984	2,241,934
Hudson City Bancorp, Inc.	100	1,668
IndyMac Bancorp, Inc.	100	56
People's United Financial, Inc.	100	1,560
		15,752,788
TOTAL FINANCIALS		345,354,865
HEALTH CARE - 14.4%
Biotechnology - 1.2%
3SBio, Inc. sponsored ADR (a)	55,600	503,736
Allos Therapeutics, Inc. (a)(d)	73,300	506,503
Alnylam Pharmaceuticals, Inc. (a)	700	18,711
Amylin Pharmaceuticals, Inc. (a)	17,000	431,630
Basilea Pharmaceutica AG (a)	40,547	6,585,691
BioCryst Pharmaceuticals, Inc. (a)(d)	595,015	1,666,042
Bionovo, Inc. (a)	100	122
Celgene Corp. (a)	100	6,387
Combinatorx, Inc. (a)	100	355

	Shares	Value
CSL Ltd.	549	$ 18,791
Cubist Pharmaceuticals, Inc. (a)	569,986	10,179,950
CytRx Corp.	685	445
Genentech, Inc. (a)	100	7,590
Genta, Inc. (a)	16	6
Gilead Sciences, Inc. (a)	100	5,295
Grifols SA	358,846	11,429,293
Halozyme Therapeutics, Inc. (a)	100	538
Human Genome Sciences, Inc. (a)(d)	1,293,662	6,739,979
Insmed, Inc. (a)	804,988	318,051
Iomai Corp. (a)	100	649
MannKind Corp. (a)	40	120
Momenta Pharmaceuticals, Inc. (a)(d)	69,800	858,540
Myriad Genetics, Inc. (a)	528,322	24,049,217
NPS Pharmaceuticals, Inc. (a)	100	445
Omrix Biopharmaceuticals, Inc. (a)	100	1,574
OREXIGEN Therapeutics, Inc. (a)	138,957	1,096,371
Pro-Pharmaceuticals, Inc. (a)	100	34
Sangamo Biosciences, Inc. (a)(d)(e)	3,380,115	33,632,144
Seattle Genetics, Inc. (a)	199,745	1,689,843
Sino Biopharmaceutical Ltd.	4,000	811
Sonus Pharmaceuticals, Inc. (a)	100	31
Theravance, Inc. (a)	100	1,187
TorreyPines Therapeutics, Inc. (a)	100	124
Trubion Pharmaceuticals, Inc. (a)	18,870	84,160
VaxGen, Inc. (a)	100	60
Vion Pharmaceuticals, Inc. (a)	10	11
Zymogenetics, Inc. (a)	100	842
		99,835,278
Health Care Equipment & Supplies - 5.5%
Abiomed, Inc. (a)(d)	164,900	2,926,975
Align Technology, Inc. (a)	100	1,049
American Medical Systems Holdings, Inc. (a)	100	1,495
Angiodynamics, Inc. (a)	648	8,826
Baxter International, Inc.	169,650	10,847,421
Becton, Dickinson & Co.	814,848	66,247,142
Biophan Technologies, Inc. (a)	100	2
Boston Scientific Corp. (a)	1,437,400	17,665,646
China Medical Technologies, Inc. sponsored ADR	100	4,940
Clinical Data, Inc. (a)	150	2,141
DENTSPLY International, Inc.	464,771	17,103,573
Edwards Lifesciences Corp. (a)	847,566	52,582,995
ev3, Inc. (a)	100	948
Fresenius AG	300	25,975
Gen-Probe, Inc. (a)	100	4,748
Haemonetics Corp. (a)	271,486	15,056,614
Heartware Ltd. (a)	100	38
Home Diagnostics, Inc. (a)	100	906
Immucor, Inc. (a)	100	2,588
Insulet Corp. (d)	281,401	4,426,438
Integra LifeSciences Holdings Corp. (a)	100	4,448
Kinetic Concepts, Inc. (a)(d)	2,170,800	86,636,628
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	1,707,213	$ 88,348,273
Meridian Bioscience, Inc.	150	4,038
Mingyuan Medicare Development Co. Ltd.	37,020,000	5,127,654
Neogen Corp. (a)	150	3,434
Northstar Neuroscience, Inc. (a)	100	159
NuVasive, Inc. (a)	100	4,466
NxStage Medical, Inc. (a)	100	384
Optos PLC (a)	100	342
Osteotech, Inc. (a)	75,849	431,581
Quidel Corp. (a)	844,565	13,952,214
Somanetics Corp. (a)	100	2,120
St. Jude Medical, Inc. (a)	146,100	5,972,568
Steris Corp.	475,834	13,684,986
Stryker Corp.	379,859	23,885,534
Terumo Corp.	68,300	3,486,893
The Spectranetics Corp. (a)	199,350	1,965,591
ThermoGenesis Corp. (a)	1,168,959	1,636,543
Varian Medical Systems, Inc. (a)(d)	289,058	14,987,657
Vascular Solutions, Inc. (a)	100	650
Vnus Medical Technologies, Inc. (a)	100	2,001
Zimmer Holdings, Inc. (a)	100	6,805
		447,055,429
Health Care Providers & Services - 2.0%
Aetna, Inc.	100	4,053
AmSurg Corp. (a)	100	2,435
Apollo Hospitals Enterprise Ltd.	100	1,139
athenahealth, Inc. (d)	446,365	13,730,187
Bangkok Dusit Medical Service PCL (For. Reg.)	100	114
Brookdale Senior Living, Inc.	100	2,036
Bumrungrad Hospital PCL (For. Reg.)	100	105
CardioNet, Inc.	100	2,663
Centene Corp. (a)	1,245,330	20,909,091
Diagnosticos da America SA	13,600	351,961
Emeritus Corp. (a)	1,481,729	21,662,878
Genoptix, Inc.	100	3,155
Health Grades, Inc. (a)	915,296	4,109,679
Health Net, Inc. (a)	245,000	5,894,700
IPC The Hospitalist Co., Inc.	420,500	7,913,810
Laboratory Corp. of America Holdings (a)	272,153	18,950,013
Lincare Holdings, Inc. (a)	1,067,000	30,302,800
Medial Saude SA	751,000	8,741,055
Message Co. Ltd.	1,101	1,472,632
Molina Healthcare, Inc. (a)(d)	427,809	10,412,871
Parkway Holdings Ltd.	40,600	69,233
Ramsay Health Care Ltd.	101	843

	Shares	Value
Sonic Healthcare Ltd.	100	$ 1,395
U.S. Physical Therapy, Inc. (a)(e)	773,859	12,699,026
		157,237,874
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	531,802	6,599,663
Eclipsys Corp. (a)	839,744	15,417,700
HLTH Corp. (a)	1,027,500	11,631,300
iCAD, Inc. (a)	240,001	710,403
MedAssets, Inc.	100	1,705
Merge Healthcare, Inc.	200	232
Omnicell, Inc. (a)	42	554
ProxyMed, Inc. (a)	100	36
		34,361,593
Life Sciences Tools & Services - 3.5%
Applera Corp. - Celera Genomics Group (a)	400	4,544
Bachem Holding AG (B Shares)	100	8,899
Bio-Imaging Technologies, Inc. (a)	100	740
Bio-Rad Laboratories, Inc. Class A (a)	327	26,451
Bruker BioSciences Corp. (a)	697,400	8,961,590
Cambrex Corp.	200	1,174
Dionex Corp. (a)	100	6,637
Divi's Laboratories Ltd.	100	3,114
Evotec OAI AG (a)	100	171
Exelixis, Inc. (a)	174	870
Harvard Bioscience, Inc. (a)(e)	1,882,775	8,754,904
Helicos BioSciences Corp.	100	470
Illumina, Inc. (a)	100	8,711
Invitrogen Corp. (a)	53,800	2,112,188
Luminex Corp. (a)	100	2,055
Medtox Scientific, Inc. (a)	100	1,388
Nektar Therapeutics (a)	100	335
PerkinElmer, Inc.	1,101,560	30,678,446
QIAGEN NV (a)	3,927,977	79,070,177
Sequenom, Inc. (a)	419,595	6,696,736
Strategic Diagnostics, Inc. (a)	936,890	3,410,280
Techne Corp. (a)	100	7,739
Thermo Fisher Scientific, Inc. (a)	2,369,696	132,063,158
Varian, Inc. (a)	285,600	14,582,736
Waters Corp. (a)	720	46,440
		286,449,953
Pharmaceuticals - 1.8%
Abbott Laboratories	14,800	783,956
Akorn, Inc. (a)	744,847	2,465,444
Allergan, Inc.	699,416	36,404,603
Ardea Biosciences, Inc. (a)	166,450	2,133,889
Boiron SA	55	1,895
Cadence Pharmaceuticals, Inc. (a)	100	609
Elite Pharmaceuticals, Inc. Class A (a)	100	53
Endo Pharmaceuticals Holdings, Inc. (a)	3,194,697	77,279,720
Hi-Tech Pharmacal Co., Inc. (a)	100	1,000
Novo Nordisk AS Series B sponsored ADR	100	6,600
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Obagi Medical Products, Inc. (a)	47,300	$ 404,415
Pfizer Ltd.	100	1,330
Piramal Healthcare Ltd.	100	710
Ranbaxy Laboratories Ltd. sponsored GDR	75	919
SuperGen, Inc. (a)	100	205
Teva Pharmaceutical Industries Ltd. sponsored ADR	610,900	27,979,220
		147,464,568
TOTAL HEALTH CARE		1,172,404,695
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	100	5,153
Ceradyne, Inc. (a)	81,245	2,786,704
General Dynamics Corp.	200	16,840
QinetiQ Group PLC	100	409
Raytheon Co.	703,590	39,598,045
		42,407,151
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	1,291
FedEx Corp.	100	7,879
Transport Corp. of India Ltd.	164,553	285,946
		295,116
Airlines - 0.0%
Air China Ltd. (H Shares)	2,000	985
Republic Airways Holdings, Inc. (a)	330,322	2,860,589
		2,861,574
Building Products - 0.3%
Ameron International Corp.	111,121	13,332,298
Blue Star Ltd.	436,664	3,811,783
Duratex SA	100	1,841
Lennox International, Inc.	189,100	5,476,336
Lindab International AB	1,000	19,512
Simpson Manufacturing Co. Ltd.	100	2,374
Universal Forest Products, Inc.	100	2,996
		22,647,140
Commercial Services & Supplies - 2.1%
51job, Inc. sponsored ADR (a)	100	1,832
Administaff, Inc.	730	20,360
Advisory Board Co. (a)	100	3,933
Allied Waste Industries, Inc. (a)	2,508,188	31,653,333
American Ecology Corp.	198,105	5,850,041
CDI Corp.	92,400	2,350,656
Copart, Inc. (a)	321,500	13,766,630
Fuel Tech, Inc. (a)(d)(e)	1,230,977	21,689,815
GFK AG	20	896
HNI Corp.	100	1,766

	Shares	Value
Huron Consulting Group, Inc. (a)	100	$ 4,534
InnerWorkings, Inc. (a)	100	1,196
Intertek Group PLC	484	9,480
JobStreet Corp. Bhd	2,617,600	1,417,950
Manpower, Inc.	232,635	13,548,662
Monster Worldwide, Inc. (a)	100	2,061
Moshi Moshi Hotline, Inc.	487,700	12,380,271
R.R. Donnelley & Sons Co.	434,572	12,902,443
Randstad Holdings NV	539,900	18,789,511
Republic Services, Inc.	183,000	5,435,100
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	142,619
Sinomem Technology Ltd. (a)	2,006,000	943,653
Steelcase, Inc. Class A	100	1,003
Stericycle, Inc. (a)	100	5,170
Taiwan Secom Co.	2,000	3,802
The Brink's Co.	147,700	9,662,534
United Envirotech Ltd. (a)	1,000	180
Waste Management, Inc.	415,102	15,653,496
Waste Services, Inc. (a)	115,368	812,191
		167,055,118
Construction & Engineering - 0.4%
AECOM Technology Corp.	100	3,253
China Communications Construction Co. Ltd. (H Shares)	1,000	1,711
Insituform Technologies, Inc. Class A (a)	300	4,569
IVRCL Infrastructures & Projects Ltd.	784,417	5,549,207
KBR, Inc.	353,850	12,352,904
LANCO Infratech Ltd. (a)	697	4,599
Maire Tecnimont SpA	934,900	6,213,574
Midas Holdings Ltd.	2,576,100	1,685,211
Nagarjuna Construction Co. Ltd.	286,952	896,349
Orascom Construction Industries SAE GDR	100	13,700
Pike Electric Corp. (a)	60,202	999,955
Prajay Engineers Syndicate Ltd.	115,252	274,103
Pratibha Industries Ltd.	243,970	1,212,178
Schmack Biogas AG (a)	100	1,530
Shaw Group, Inc. (a)	700	43,253
SNC-Lavalin Group, Inc.	100	5,496
Taihei Dengyo Kaisha Ltd.	462,000	4,234,220
		33,495,812
Electrical Equipment - 2.2%
Acuity Brands, Inc.	43,250	2,079,460
Akeena Solar, Inc. (a)	100	562
AstroPower, Inc. (a)	100	0
Conergy AG	100	2,055
Cooper Industries Ltd. Class A	2,342,240	92,518,480
Distributed Energy Systems Corp. (a)	100	5
Emerson Electric Co.	100	4,945
Gamesa Corporacion Tecnologica, SA	100	4,896
Harbin Electric, Inc. (a)	64	909
II-VI, Inc. (a)	219,500	7,664,940
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Johnson Electric Holdings Ltd. sponsored ADR	100	$ 436
Jyoti Structures Ltd.	100	241
KEC International Ltd.	100	941
Lloyd Electric & Engineering Ltd.	147,293	278,254
Neo-Neon Holdings Ltd.	24,838,000	10,703,220
PowerSecure International, Inc. (a)(d)	690,063	5,009,857
Regal-Beloit Corp.	100	4,225
Solar Integrated Technologies, Inc. (a)	100	214
SolarWorld AG (d)	629,568	29,959,528
Thomas & Betts Corp. (a)	100	3,785
Vestas Wind Systems AS (a)	201,700	26,260,728
Woodward Governor Co.	100	3,566
Xantrex Technology, Inc. (a)	900	8,829
		174,510,076
Industrial Conglomerates - 0.2%
Aditya Birla Nuvo Ltd.	100	2,775
Hutchison Whampoa Ltd. ADR	100	5,020
Max India Ltd. (a)	1,300,100	4,706,162
Siemens AG sponsored ADR	100	11,013
Teleflex, Inc.	261,500	14,536,785
		19,261,755
Machinery - 4.7%
3D Systems Corp. (a)	100	950
AGCO Corp. (a)	2,843,908	149,049,218
Albany International Corp. Class A	100	2,900
Axsys Technologies, Inc. (a)	145,100	7,551,004
Badger Meter, Inc.	82,688	4,178,225
Basin Water, Inc. (a)	695	3,253
Bell Equipment Ltd.	30,078	136,924
Bucher Industries AG	500	131,324
Chart Industries, Inc. (a)	20,300	987,392
China Yuchai International Ltd.	100	995
Cummins India Ltd.	100	546
Danaher Corp.	63,600	4,916,280
Deere & Co.	1,571,700	113,366,721
Doosan Infracore Co. Ltd.	100	2,895
Eicher Motors Ltd.	100	641
ESCO Technologies, Inc. (a)	100	4,692
EVA Precision Industrial Holdings Ltd.	8,824,000	2,285,996
Graco, Inc.	100	3,807
Haitian International Holdings Ltd.	11,912,000	5,194,242
IDEX Corp.	700	25,788
Jain Irrigation Systems Ltd.	100	1,136
K-Tron International, Inc. (a)	62,700	8,125,920
KCI Konecranes Oyj	100	4,106
Komax Holding AG (Reg.)	100	13,334
MAN AG	156,600	17,364,487
Metso Corp. sponsored ADR	100	4,570
PACCAR, Inc.	150	6,275

	Shares	Value
Pall Corp.	100	$ 3,968
R. STAHL AG	15,442	853,750
Railpower Technologies Corp. (a)	100	42
Shanthi Gears Ltd.	130,010	172,317
Shin Zu Shing Co. Ltd.	1,151,500	6,088,879
SPX Corp.	418,671	55,151,531
Thermax Ltd.	100	870
Uzel Makina Sanayi AS	456,690	290,969
Wabash National Corp.	100	756
Weichai Power Co. Ltd. (H Shares)	1,626,100	6,986,354
		382,913,057
Road & Rail - 0.5%
CSX Corp.	693,134	43,535,747
Guangshen Railway Co. Ltd. sponsored ADR	100	2,241
Landstar System, Inc.	100	5,522
Norfolk Southern Corp.	100	6,267
Old Dominion Freight Lines, Inc. (a)	100	3,002
		43,552,779
Trading Companies & Distributors - 0.0%
GATX Corp.	100	4,433
MSC Industrial Direct Co., Inc. Class A	77	3,396
Richelieu Hardware Ltd.	100	1,923
		9,752
Transportation Infrastructure - 0.0%
Quixote Corp.	38,500	316,855
TOTAL INDUSTRIALS		889,326,185
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.4%
Adtran, Inc.	964,318	22,989,341
Airspan Networks, Inc. (a)	723	542
Alcatel-Lucent SA sponsored ADR	100	604
Alvarion Ltd. (a)	600	4,236
Aruba Networks, Inc. (a)	100	523
Cipherlab Co. Ltd.	392,000	606,991
CommScope, Inc. (a)	100	5,277
Comtech Telecommunications Corp. (a)(e)	1,253,177	61,405,673
Finisar Corp. (a)	100	119
Juniper Networks, Inc. (a)	7,414,284	164,448,819
MIC Electronics Ltd.	1,829,955	4,473,650
Nokia Corp. sponsored ADR	376,800	9,231,600
Option NV (a)	360	2,117
Polycom, Inc. (a)	578,012	14,080,372
Sonus Networks, Inc. (a)	100	342
Vyyo, Inc. (a)	100	17
		277,250,223
Computers & Peripherals - 1.3%
Acer, Inc.	11,613,720	22,880,785
ASUSTeK Computer, Inc.	9,717,051	26,443,133
Diebold, Inc.	100	3,558
Gemalto NV (a)	195,416	7,090,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
High Tech Computer Corp.	20,000	$ 448,061
I-Chiun Precision Industries Co. Ltd.	4,532,550	4,763,560
Lenovo Group Ltd.	17,076,000	11,563,215
Lenovo Group Ltd. ADR	10,700	145,413
Logitech International SA (a)	96,956	2,598,421
Logitech International SA (Reg.) (a)	183,449	4,904,814
Moser-Baer India Ltd.	150	431
NetApp, Inc. (a)	806,459	17,467,902
Psion PLC	33	78
Stratasys, Inc. (a)	685	12,645
Sun Microsystems, Inc. (a)	923,000	10,042,240
		108,364,764
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	729	25,909
Arrow Electronics, Inc. (a)	157,800	4,847,616
Hana Microelectronics PCL (For. Reg.)	509,400	278,894
Ingenico SA	719,800	25,132,839
Ingenico SA	396,730	13,828,562
Jabil Circuit, Inc.	209,800	3,442,818
L-1 Identity Solutions, Inc. (a)	100	1,332
Lumax International Corp. Ltd.	425,000	775,706
Measurement Specialties, Inc. (a)	396,313	6,971,146
Mellanox Technologies Ltd. (a)	100	1,354
Mettler-Toledo International, Inc. (a)	511,374	48,508,938
MTS Systems Corp.	226,800	8,137,584
National Instruments Corp.	270,200	7,665,574
RadiSys Corp. (a)	16,368	148,294
Trimble Navigation Ltd. (a)	700	24,990
Universal Display Corp. (a)	291,746	3,594,311
		123,385,867
Internet Software & Services - 0.6%
Answers Corp. (a)	100	365
Aun Consulting, Inc.	36	17,260
Blinkx PLC (a)	1,729,976	566,621
comScore, Inc.	200	4,364
Constant Contact, Inc.	100	1,885
DA Consortium, Inc. (d)	1,591	666,132
Digital River, Inc. (a)	100	3,858
F@N Communications, Inc. (d)	325	232,657
GSI Commerce, Inc. (a)	100	1,363
iMergent, Inc.	100	1,184
INFO Edge India Ltd.	100	2,219
LBI International AB (a)	82,100	275,054
LivePerson, Inc. (a)	1,553,259	4,364,658
Napster, Inc. (a)	100	142
Open Business Club AG (a)	40,840	2,183,885
RealNetworks, Inc. (a)	100	660
Rediff.com India Ltd. sponsored ADR (a)	1,100	8,547
Sify Technologies Ltd. sponsored ADR (a)	700	2,688
Tencent Holdings Ltd.	1,138,000	8,800,718

	Shares	Value
TheStreet.com, Inc.	100	$ 651
ValueClick, Inc. (a)	1,836,147	27,817,627
VeriSign, Inc. (a)	100	3,780
Vocus, Inc. (a)	100	3,217
WebMD Health Corp. Class A (a)(d)	109,688	3,060,295
Website Pros, Inc. (a)	43	358
Zix Corp. (a)	100	278
		48,020,466
IT Services - 2.3%
Accenture Ltd. Class A	2,978,002	121,264,241
Cap Gemini SA	232,400	13,624,985
Ciber, Inc. (a)	929,459	5,771,940
Datacash Group PLC	184,200	1,038,517
DST Systems, Inc. (a)(d)	166,000	9,138,300
eLoyalty Corp. (a)	100	494
Fiserv, Inc. (a)	100	4,537
Metavante Holding Co. (a)	33	754
Nihon Unisys Ltd.	454,300	7,005,031
Obic Co. Ltd.	4,440	745,681
Online Resources Corp. (a)(e)	1,504,286	12,560,788
Paracon Holdings Ltd.	32,405	7,241
Perot Systems Corp. Class A (a)	1,256,523	18,860,410
SM&A (a)	100	477
Syntel, Inc.	100	3,372
VeriFone Holdings, Inc. (a)	100	1,195
WNS Holdings Ltd. ADR (a)	100	1,685
Yucheng Technologies Ltd. (a)	100	1,119
		190,030,767
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	463,150	15,117,216
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	100	583
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares) (a)	2,000	58
Aixtron AG	700	7,188
Aixtron AG sponsored ADR	100	1,029
Alliance Semiconductor Corp.	100	86
Altera Corp.	3,857,041	79,840,749
ANADIGICS, Inc. (a)(d)	190,032	1,871,815
ARM Holdings PLC sponsored ADR	100	509
ATMI, Inc. (a)	892,470	24,917,762
AuthenTec, Inc.	207,832	2,165,609
Bright Led Electronics Corp.	4,071,132	5,800,957
Cree, Inc. (a)(d)	692,958	15,806,372
Cymer, Inc. (a)	1,034,398	27,804,618
Disco Corp.	156,000	6,597,655
Epistar Corp.	3,957,789	7,145,483
Fairchild Semiconductor International, Inc. (a)	100	1,173
Formosa Epitaxy, Inc. (e)	10,107,000	8,074,811
Hittite Microwave Corp. (a)	100	3,562
Infineon Technologies AG sponsored ADR (a)	100	853
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A (d)	2,097,807	$ 51,018,666
KLA-Tencor Corp.	100	4,071
Kontron AG	608,600	8,333,492
Kopin Corp. (a)	100	287
Lam Research Corp. (a)	711,100	25,706,265
Microchip Technology, Inc.	100	3,054
MJC Probe, Inc.	1,100	2,577
National Semiconductor Corp.	206,900	4,249,726
Omnivision Technologies, Inc. (a)	347,660	4,203,209
Opto Technology Corp. (a)	5,566,404	4,639,740
Pericom Semiconductor Corp. (a)	292,202	4,336,278
PMC-Sierra, Inc. (a)	5,601,962	42,855,009
Powertech Technology, Inc.	1,150,000	4,035,021
Richtek Technology Corp.	1,748,950	13,598,399
Rubicon Technology, Inc.	35,800	727,456
Samco, Inc.	120	1,616
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	291
Silicon Laboratories, Inc. (a)	100	3,609
Supertex, Inc. (a)	100	2,334
Techwell, Inc. (a)	103,400	1,273,888
Tekcore Co. Ltd.	1,755,000	1,306,724
Trio-Tech International	100	515
Varian Semiconductor Equipment Associates, Inc. (a)	100	3,482
Xilinx, Inc.	2,433,466	61,445,017
		407,791,598
Software - 4.2%
Activision, Inc. (a)	1	34
Adobe Systems, Inc. (a)	2,007,670	79,082,121
Ansys, Inc. (a)	424,700	20,011,864
Aspen Technology, Inc. (a)	1,069,950	14,230,335
Autonomy Corp. PLC (a)	1,856,064	33,271,268
Citrix Systems, Inc. (a)	100	2,941
DemandTec, Inc.	100	751
Digimarc Corp. (a)	100	1,416
Electronic Arts, Inc. (a)	122,741	5,453,383
Financial Technologies India Ltd.	78	3,055
Giant Interactive Group, Inc. ADR (d)	590,800	7,160,496
Global Digital Creations Holdings Ltd. (a)	5,052,000	233,251
GSE Systems, Inc. (a)	100	891
Informatica Corp. (a)	100	1,504
Interactive Intelligence, Inc. (a)(e)	1,637,073	19,055,530
Kingdee International Software Group Co. Ltd.	20,002,000	4,104,421
Longtop Financial Technologies Ltd. ADR	365,700	6,055,992
Macrovision Solutions Corp. (a)(d)	1,730,310	25,885,438
McAfee, Inc. (a)	100	3,403
NDS Group PLC sponsored ADR (a)	126,570	7,492,944
NetDragon WebSoft, Inc.	500	660
NetScout Systems, Inc. (a)	100	1,068

	Shares	Value
Nintendo Co. Ltd.	100	$ 55,880
Oracle Corp. (a)	2,007,800	42,163,800
Perfect World Co. Ltd. sponsored ADR Class B	616,900	15,416,331
PROS Holdings, Inc.	100	1,123
Quality Systems, Inc. (d)	21,159	619,536
Salesforce.com, Inc. (a)	100	6,823
SAP AG sponsored ADR	100	5,211
Scientific Learning Corp. (a)	100	385
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	655,800	17,804,970
Smith Micro Software, Inc. (a)	100	570
Solera Holdings, Inc.	158,600	4,386,876
Streamline Health Solutions, Inc. (a)	100	176
Subex Ltd.	89	197
SuccessFactors, Inc.	684	7,490
Symantec Corp. (a)	100	1,935
Tata Elxsi Ltd.	100	473
Ubisoft Entertainment SA (a)	422,200	36,922,145
Ultimate Software Group, Inc. (a)	100	3,563
Vizrt Ltd.	220,011	1,089,986
VMware, Inc. Class A	100	5,386
Yedang Online Corp.	95,546	1,095,606
		341,641,228
TOTAL INFORMATION TECHNOLOGY		1,511,602,129
MATERIALS - 11.7%
Chemicals - 1.6%
ADA-ES, Inc. (a)	100	900
Advansa Sasa Polyester Sanayi AS (a)	1	0
Albemarle Corp.	342,609	13,673,525
Asian Paints India Ltd.	32,616	873,141
Calgon Carbon Corp. (a)	100	1,546
Ecolab, Inc.	712	30,609
FMC Corp.	347,908	26,941,996
Jubilant Organosys Ltd.	100	734
Kuraray Co. Ltd.	125,000	1,490,604
Landec Corp. (a)	752	4,865
Monsanto Co.	200	25,288
Nalco Holding Co.	1,526,200	32,279,130
Quaker Chemical Corp.	100	2,666
Recticel SA	100	1,375
RPM International, Inc.	100	2,060
Sensient Technologies Corp.	1,469,040	41,368,166
Syngenta AG sponsored ADR	155,700	10,073,790
Tokuyama Corp.	620,000	4,613,573
United Phosphorous Ltd. (a)	100	658
Zoltek Companies, Inc. (a)	100	2,425
		131,387,051
Construction Materials - 0.0%
CRH PLC	101	2,944
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Shree Cement Ltd.	100	$ 1,401
Vulcan Materials Co.	11	658
		5,003
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	779,000	32,476,510
Sealed Air Corp.	200	3,802
Sonoco Products Co.	100	3,095
		32,483,407
Metals & Mining - 9.6%
Africa Cellular Towers Ltd. (a)	290,317	61,169
Alamos Gold, Inc. (a)	3,108,900	18,756,791
Aquarius Platinum Ltd. (Australia)	127,149	2,038,237
Barrick Gold Corp.	3,937,300	180,033,897
Brush Engineered Materials, Inc. (a)	100	2,442
Centerra Gold, Inc. (a)	230,900	1,080,486
Eldorado Gold Corp. (a)	8,785,700	74,898,448
FNX Mining Co., Inc. (a)	100	2,364
Franco-Nevada Corp.	39,900	966,822
Goldcorp, Inc.	443,000	20,430,107
Grupo Mexico SA de CV Series B	300	680
Hecla Mining Co. (a)(d)	928,584	8,598,688
High River Gold Mines Ltd. (a)	12,377,200	18,699,061
IAMGOLD Corp.	3,958,100	23,686,084
Inmet Mining Corp.	100	6,640
Ivanhoe Mines Ltd. (a)	100	1,084
Jaguar Mining, Inc. (a)	406,400	3,927,052
Lihir Gold Ltd. (a)	3,500,494	11,041,564
Maharashtra Seamless Ltd.	70,000	472,700
Newcrest Mining Ltd.	1,354,907	38,061,201
Newmont Mining Corp.	6,969,361	363,521,864
Randgold Resources Ltd. sponsored ADR	154,800	7,148,664
Shore Gold, Inc. (a)	805,600	2,110,121
Xstrata PLC	100	7,966
Yamana Gold, Inc.	557,654	9,278,277
		784,832,409
Paper & Forest Products - 0.1%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	7,339
Ballarpur Industries Ltd.	300	234
Cathay Forest Products Corp. (a)	40,100	42,879
Glatfelter	61,100	825,461
Gunns Ltd.	1,515,099	3,457,191

	Shares	Value
Pope Resources, Inc. LP	100	$ 3,230
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	83
		4,336,417
TOTAL MATERIALS		953,044,287
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
FREEDOM4 Communications PLC (a)	100	4
LG Dacom Corp.	234,540	3,731,572
PT Indosat Tbk sponsored ADR	100	3,623
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	3,225
Telenor ASA sponsored ADR	100	5,620
Verizon Communications, Inc.	1,036,402	36,688,631
		40,432,675
Wireless Telecommunication Services - 0.0%
Philippine Long Distance Telephone Co.	100	5,341
Sprint Nextel Corp.	700	6,650
Telemig Celular Participacoes SA sponsored ADR	61	3,630
		15,621
TOTAL TELECOMMUNICATION SERVICES		40,448,296
UTILITIES - 0.3%
Electric Utilities - 0.1%
Pepco Holdings, Inc.	383,100	9,826,515
Gas Utilities - 0.0%
Aegis Logistics Ltd.	120,637	474,202
China Gas Holdings Ltd.	2,000	534
		474,736
Independent Power Producers & Energy Traders - 0.0%
International Power PLC sponsored ADR	100	8,600
NTPC Ltd.	100	354
Ormat Technologies, Inc.	100	4,918
PTC India Ltd.	100	163
		14,035
Multi-Utilities - 0.2%
RWE AG	89,200	11,262,014
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	13
Puncak Niaga Holding BHD	70	75
		88
TOTAL UTILITIES		21,577,388
TOTAL COMMON STOCKS (Cost $7,102,155,029)		7,587,474,330
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a) (Cost $119)	5	$ 0
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 2.38% (b)	549,086,197	549,086,197
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	388,170,655	388,170,655
TOTAL MONEY MARKET FUNDS (Cost $937,256,852)		937,256,852
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.34%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,175,000)	$ 2,175,081	2,175,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $8,041,587,000)		8,526,906,182
NET OTHER ASSETS - (4.5)%		(367,942,427)
NET ASSETS - 100%		$ 8,158,963,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $735,826 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,175,000 due 7/01/08 at 1.34%
Banc of America Securities LLC	$ 430,077
Barclays Capital, Inc.	605,876
Goldman, Sachs & Co.	1,139,047
$ 2,175,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,170,727
Fidelity Securities Lending Cash Central Fund	3,176,694
Total	$ 5,347,421
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Dental Partners, Inc.	$ 7,236,454	$ -	$ 6,546,110	$ -	$ -
ATMI, Inc.	22,212,123	36,227,521	32,969,360	-	-
Capitol Bancorp Ltd.	14,797,717	4,667,283	15,416,926	287,845	-
Comtech Telecommunications Corp.	-	60,890,782	-	-	61,405,673
Formosa Epitaxy, Inc.	3,308,541	8,813,719	-	-	8,074,811
Fuel Systems Solutions, Inc.	14,460,222	3,721,095	4,408,085	-	36,695,428
Fuel Tech, Inc.	9,661,040	18,967,815	-	-	21,689,815
Gentex Corp.	175,194,768	6,900,543	91,647,982	2,121,571	-
Harvard Bioscience, Inc.	8,787,532	-	166,444	-	8,754,904
Hawk Corp. Class A	4,682,587	6,284,246	10,564,296	-	-
Hot Topic, Inc.	14,165,636	-	-	-	13,167,713
Interactive Intelligence, Inc.	-	21,362,646	-	-	19,055,530
Newpark Resources, Inc.	44,407,799	5,583,036	-	-	70,613,698
Online Resources Corp.	11,137,655	6,014,466	-	-	12,560,788
Parker Drilling Co.	61,102,482	5,094,503	33,643,837	-	-
PowerSecure International, Inc.	10,725,818	4,691,005	4,025,702	-	-
Sangamo Biosciences, Inc.	43,711,633	469,948	-	-	33,632,144
U.S. Physical Therapy, Inc.	-	15,273,314	2,528,788	-	12,699,026
Total	$ 445,592,007	$ 204,961,922	$ 201,917,530	$ 2,409,416	$ 298,349,530
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 8,526,906,182	$ 8,161,158,110	$ 365,457,090	$ 290,982
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(434,305)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	725,287
Ending Balance	$ 290,982

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	4.6%
Japan	3.4%
Bermuda	2.8%
Taiwan	1.6%
Netherlands	1.4%
Cayman Islands	1.3%
France	1.2%
Others (individually less than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $371,211,866 and repurchase agreements of $2,175,000) - See accompanying schedule: Unaffiliated issuers (cost $6,822,791,974)	$ 7,291,299,800
Fidelity Central Funds (cost $937,256,852)	937,256,852
Other affiliated issuers (cost $281,538,174)	298,349,530
Total Investments (cost $8,041,587,000)		$ 8,526,906,182
Foreign currency held at value (cost $18,247,746)		18,247,247
Receivable for investments sold		191,514,564
Receivable for fund shares sold		4,007,552
Dividends receivable		5,682,533
Distributions receivable from Fidelity Central Funds		1,059,351
Prepaid expenses		12,971
Other receivables		371,401
Total assets		8,747,801,801

Liabilities
Payable to custodian bank	$ 1,696
Payable for investments purchased	184,559,339
Payable for fund shares redeemed	9,525,925
Accrued management fee	3,875,210
Distribution fees payable	1,268,996
Other affiliated payables	579,800
Other payables and accrued expenses	856,425
Collateral on securities loaned, at value	388,170,655
Total liabilities		588,838,046

Net Assets		$ 8,158,963,755
Net Assets consist of:
Paid in capital		$ 7,640,802,760
Undistributed net investment income		11,497,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,466,697
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		485,196,534
Net Assets		$ 8,158,963,755

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,376,692,807 ÷ 48,275,484 shares)	$ 28.52

Service Class: Net Asset Value, offering price and redemption price per share ($974,336,862 ÷ 34,378,112 shares)	$ 28.34

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,531,017,854 ÷ 197,608,845 shares)	$ 27.99

Investor Class: Net Asset Value, offering price and redemption price per share ($276,916,232 ÷ 9,741,842 shares)	$ 28.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends (including $2,409,416 earned from other affiliated issuers)		$ 41,623,549
Interest		95,561
Income from Fidelity Central Funds (including $3,176,694 from security lending)		5,347,421
Total income		47,066,531

Expenses
Management fee	$ 22,819,942
Transfer agent fees	2,837,845
Distribution fees	7,442,048
Accounting and security lending fees	643,774
Custodian fees and expenses	454,299
Independent trustees' compensation	17,668
Registration fees	10,532
Audit	39,797
Legal	12,409
Interest	2,881
Miscellaneous	749,468
Total expenses before reductions	35,030,663
Expense reductions	(434,218)	34,596,445
Net investment income (loss)		12,470,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $369,757)	58,826,075
Other affiliated issuers	(13,362,023)
Foreign currency transactions	(622,299)
Total net realized gain (loss)		44,841,753
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $2,267,813)	(665,515,491)
Assets and liabilities in foreign currencies	(84,717)
Total change in net unrealized appreciation (depreciation)		(665,600,208)
Net gain (loss)		(620,758,455)
Net increase (decrease) in net assets resulting from operations		$ (608,288,369)

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,470,086	$ 33,646,776
Net realized gain (loss)	44,841,753	1,218,822,549
Change in net unrealized appreciation (depreciation)	(665,600,208)	(119,015,562)
Net increase (decrease) in net assets resulting from operations	(608,288,369)	1,133,453,763
Distributions to shareholders from net investment income	(9,781,348)	(49,819,296)
Distributions to shareholders from net realized gain	(1,220,206,564)	(699,942,265)
Total distributions	(1,229,987,912)	(749,761,561)
Share transactions - net increase (decrease)	1,130,661,285	1,173,875,631
Total increase (decrease) in net assets	(707,614,996)	1,557,567,833

Net Assets
Beginning of period	8,866,578,751	7,309,010,918
End of period (including undistributed net investment income of $11,497,764 and undistributed net investment income of $8,809,026, respectively)	$ 8,158,963,755	$ 8,866,578,751

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 K

Selected Per-Share Data
Net asset value, beginning of period	$ 36.16	$ 34.77	$ 35.11	$ 30.18	$ 24.16	$ 17.51
Income from Investment Operations
Net investment income (loss) E	.07	.21	.19	.16 H	.01	- J
Net realized and unrealized gain (loss)	(2.68)	4.80	3.93	5.28	6.01	6.73
Total from investment operations	(2.61)	5.01	4.12	5.44	6.02	6.73
Distributions from net investment income	(.04)	(.33)	(.13)	-	-	(.08)
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-	-
Total distributions	(5.03)	(3.62)	(4.46)	(.51)	-	(.08)
Net asset value, end of period	$ 28.52	$ 36.16	$ 34.77	$ 35.11	$ 30.18	$ 24.16
Total Return B, C, D	(6.74)%	15.63%	12.70%	18.30%	24.92%	38.64%
Ratios to Average Net Assets F, I
Expenses before reductions	.67% A	.67%	.68%	.69%	.71%	.70%
Expenses net of fee waivers, if any	.67% A	.67%	.68%	.69%	.71%	.70%
Expenses net of all reductions	.66% A	.66%	.66%	.64%	.68%	.68%
Net investment income (loss)	.49% A	.59%	.58%	.50% H	.03%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,376,693	$ 1,532,407	$ 1,352,385	$ 1,276,302	$ 979,533	$ 678,480
Portfolio turnover rate G	132% A	113%	149%	107%	55%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% to 0.00%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Service Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 35.98	$ 34.59	$ 34.95	$ 30.07	$ 24.10	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.17	.16	.12 H	(.02)	(.02)
Net realized and unrealized gain (loss)	(2.67)	4.77	3.91	5.27	5.99	6.72
Total from investment operations	(2.61)	4.94	4.07	5.39	5.97	6.70
Distributions from net investment income	(.04)	(.26)	(.10)	-	-	(.06)
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-	-
Total distributions	(5.03)	(3.55)	(4.43)	(.51)	-	(.06)
Net asset value, end of period	$ 28.34	$ 35.98	$ 34.59	$ 34.95	$ 30.07	$ 24.10
Total Return B, C, D	(6.78)%	15.49%	12.59%	18.20%	24.77%	38.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.78%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.77% A	.76%	.78%	.79%	.81%	.80%
Expenses net of all reductions	.76% A	.75%	.76%	.74%	.78%	.78%
Net investment income (loss)	.39% A	.49%	.48%	.40% H	(.07)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 974,337	$ 1,138,873	$ 1,091,396	$ 990,561	$ 819,412	$ 580,179
Portfolio turnover rate G	132% A	113%	149%	107%	55%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% to (0.10)%. The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003 J

Selected Per-Share Data
Net asset value, beginning of period	$ 35.63	$ 34.25	$ 34.67	$ 29.88	$ 23.98	$ 17.39
Income from Investment Operations
Net investment income (loss) E	.03	.12	.11	.08 H	(.06)	(.05)
Net realized and unrealized gain (loss)	(2.64)	4.73	3.87	5.22	5.96	6.69
Total from investment operations	(2.61)	4.85	3.98	5.30	5.90	6.64
Distributions from net investment income	(.04)	(.18)	(.07)	-	-	(.05)
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	(.51)	-	-
Total distributions	(5.03)	(3.47)	(4.40)	(.51)	-	(.05)
Net asset value, end of period	$ 27.99	$ 35.63	$ 34.25	$ 34.67	$ 29.88	$ 23.98
Total Return B, C, D	(6.86)%	15.34%	12.40%	18.02%	24.60%	38.31%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.91%	.93%	.94%	.96%	.95%
Expenses net of fee waivers, if any	.92% A	.91%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.91% A	.90%	.91%	.89%	.93%	.93%
Net investment income (loss)	.24% A	.34%	.33%	.26% H	(.22)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,531,018	$ 5,939,927	$ 4,701,583	$ 3,542,952	$ 2,201,298	$ 1,177,574
Portfolio turnover rate G	132% A	113%	149%	107%	55%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% to (0.25)%. The reclassification had no impact on total net assets or total return of the class.

Financial Highlights - Investor Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 36.07	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.06	.17	.15	.07 H
Net realized and unrealized gain (loss)	(2.67)	4.78	3.93	3.20
Total from investment operations	(2.61)	4.95	4.08	3.27
Distributions from net investment income	(.04)	(.28)	(.14)	-
Distributions from net realized gain	(4.99)	(3.29)	(4.33)	-
Total distributions	(5.03)	(3.57)	(4.47)	-
Net asset value, end of period	$ 28.43	$ 36.07	$ 34.69	$ 35.08
Total Return B, C, D	(6.76)%	15.46%	12.59%	10.28%
Ratios to Average Net Assets F, J
Expenses before reductions	.76% A	.78%	.80%	.86% A
Expenses net of fee waivers, if any	.76% A	.78%	.80%	.86% A
Expenses net of all reductions	.75% A	.77%	.78%	.80% A
Net investment income (loss)	.40% A	.47%	.45%	.45% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 276,916	$ 255,371	$ 163,646	$ 50,760
Portfolio turnover rate G	132% A	113%	149%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affilate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,120,922,532
Unrealized depreciation	(663,529,060)
Net unrealized appreciation (depreciation)	$ 457,393,472
Cost for federal income tax purposes	$ 8,069,512,710

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,367,166,474 and $5,973,023,760, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 508,427
Service Class 2	6,933,621
$ 7,442,048

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. Prior to February 1, 2008, Investor Class paid a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 467,800
Service Class	338,664
Service Class 2	1,841,575
Investor Class	189,806
$ 2,837,845

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60,421 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,493,333	3.01%	$ 1,879

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $8,272 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,200,000. The weighted average interest rate was 2.31%. The interest expense amounted to $1,002 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $433,468 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $750.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 28% of the total outstanding shares of the Fund.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $294,635, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net investment income
Initial Class	$ 1,655,566	$ 13,262,664
Service Class	1,230,727	8,227,860
Service Class 2	6,614,283	26,696,438
Investor Class	280,772	1,632,334
Total	$ 9,781,348	$ 49,819,296
From net realized gain
Initial Class	$ 206,531,480	$ 125,996,335
Service Class	153,533,231	103,566,860
Service Class 2	825,115,604	454,282,632
Investor Class	35,026,249	16,096,438
Total	$ 1,220,206,564	$ 699,942,265

Semiannual Report

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Initial Class
Shares sold	3,049,727	8,112,889	$ 90,076,824	$ 283,095,755
Reinvestment of distributions	7,551,217	4,280,599	208,187,046	139,259,000
Shares redeemed	(4,708,575)	(8,903,551)	(141,775,905)	(308,815,926)
Net increase (decrease)	5,892,369	3,489,937	$ 156,487,965	$ 113,538,829
Service Class
Shares sold	1,165,066	2,498,817	$ 34,265,848	$ 86,035,585
Reinvestment of distributions	5,646,259	3,458,721	154,763,959	111,794,720
Shares redeemed	(4,083,015)	(5,858,959)	(121,485,103)	(203,068,355)
Net increase (decrease)	2,728,310	98,579	$ 67,544,704	$ (5,238,050)
Service Class 2
Shares sold	11,784,393	29,527,552	$ 344,475,182	$ 1,020,600,546
Reinvestment of distributions	30,702,468	15,036,557	831,729,886	480,979,070
Shares redeemed	(11,596,677)	(15,103,020)	(344,425,987)	(516,758,235)
Net increase (decrease)	30,890,184	29,461,089	$ 831,779,081	$ 984,821,381
Investor Class
Shares sold	1,991,975	2,356,461	$ 57,519,879	$ 81,597,139
Reinvestment of distributions	1,284,359	545,994	35,307,021	17,728,772
Shares redeemed	(614,161)	(540,670)	(17,977,365)	(18,572,440)
Net increase (decrease)	2,662,173	2,361,785	$ 74,849,535	$ 80,753,471

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	480,138,920.96	96.024
Withheld	19,882,478.12	3.976
TOTAL	500,021,399.08	100.000
Dennis J. Dirks
Affirmative	480,832,679.07	96.162
Withheld	19,188,720.01	3.838
TOTAL	500,021,399.08	100.000
Edward C. Johnson 3d
Affirmative	479,672,501.64	95.930
Withheld	20,348,897.44	4.070
TOTAL	500,021,399.08	100.000
Alan J. Lacy
Affirmative	480,855,085.66	96.167
Withheld	19,166,313.42	3.833
TOTAL	500,021,399.08	100.000
Ned C. Lautenbach
Affirmative	480,466,203.36	96.089
Withheld	19,555,195.72	3.911
TOTAL	500,021,399.08	100.000
Joseph Mauriello
Affirmative	480,901,405.05	96.176
Withheld	19,119,994.03	3.824
TOTAL	500,021,399.08	100.000
Cornelia M. Small
Affirmative	480,874,313.41	96.171
Withheld	19,147,085.67	3.829
TOTAL	500,021,399.08	100.000
William S. Stavropoulos
Affirmative	479,991,012.37	95.994
Withheld	20,030,386.71	4.006
TOTAL	500,021,399.08	100.000
David M. Thomas
Affirmative	480,965,859.46	96.189
Withheld	19,055,539.62	3.811
TOTAL	500,021,399.08	100.000
Michael E. Wiley
Affirmative	480,787,761.45	96.153
Withheld	19,233,637.63	3.847
TOTAL	500,021,399.08	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	414,160,662.88	82.829
Against	56,091,624.37	11.217
Abstain	29,769,111.83	5.954
TOTAL	500,021,399.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0808
1.723369.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2008